UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Core Select

BBH Global Core Select

BBH Partner Fund - International Equity

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2018

BBH CORE SELECT

BBH CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2018 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$132,485,768	5.6%
Communications	391,516,918	16.6
Consumer Cyclical	57,725,431	2.5
Consumer Non-Cyclical	933,690,847	39.7
Financials	402,797,474	17.1
Industrials	37,075,637	1.6
Technology	216,045,741	9.2
Repurchase Agreements	96,000,000	4.1
U.S. Treasury Bills	74,763,223	3.2
Cash and Other Assets in Excess of Liabilities	9,798,498	0.4
NET ASSETS	$2,351,899,537	100.0%

All data as of April 30, 2018. The BBH Core Select Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2018 (unaudited)

Shares		Value
	COMMON STOCK (92.3%)
	BASIC MATERIALS (5.6%)
606,608	Celanese Corp. (Series A)	$65,920,092
436,439	Praxair, Inc.	66,565,676
	Total Basic Materials	132,485,768

	COMMUNICATIONS (16.6%)
135,628	Alphabet, Inc. (Class C)[1]	137,978,433
4,035,446	Comcast Corp. (Class A)	126,672,650
3,058,238	Discovery, Inc. (Class C)[1]	67,954,049
2,024,460	Liberty Global, Plc. (Class C) (United Kingdom)[1]	58,911,786
	Total Communications	391,516,918

	CONSUMER CYCLICAL (2.5%)
2,465,845	Qurate Retail Group, Inc. QVC Group (Class A)[1]	57,725,431
	Total Consumer Cyclical	57,725,431

	CONSUMER NON-CYCLICAL (39.7%)
895,836	Dentsply Sirona, Inc.	45,096,384
585,831	Diageo, Plc. ADR (United Kingdom)	83,164,569
507,533	FleetCor Technologies, Inc.[1]	105,201,440
959,065	Henry Schein, Inc.[1]	72,888,940
3,216,495	Kroger Co.	81,023,509
530,890	Nestle SA ADR (Switzerland)	41,069,650
2,275,470	Nielsen Holdings, Plc. (United Kingdom)	71,563,532
1,304,887	Novartis AG ADR (Switzerland)	100,071,784
805,479	PayPal Holdings, Inc.[1]	60,096,788
1,017,214	Perrigo Co., Plc. (Ireland)	79,485,102
2,698,786	Sabre Corp.	55,702,943
949,233	Unilever NV (NY Shares) (Netherlands)	54,220,189
1,007,499	Zoetis, Inc.	84,106,017
	Total Consumer Non-Cyclical	933,690,847

	FINANCIALS (17.1%)
596	Berkshire Hathaway, Inc. (Class A)[1]	173,227,400
2,261,955	US Bancorp	114,115,630
2,221,987	Wells Fargo & Co.	115,454,444
	Total Financials	402,797,474

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIALS (1.6%)
456,091	Waste Management, Inc.	$37,075,637
	Total Industrials	37,075,637

	TECHNOLOGY (9.2%)
3,541,560	Oracle Corp.	161,743,045
1,064,550	QUALCOMM, Inc.	54,302,696
	Total Technology	216,045,741
	Total Common Stock (Identified cost $1,391,747,834)	2,171,337,816

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (4.1%)
$96,000,000	National Australia Bank, Ltd. (Agreement dated 4/30/18 collateralized by U.S. Treasury Notes 2.000%, due 11/15/21, original par $99,435,000, valued at $97,920,000)	05/01/18	1.680%	$96,000,000
	Total Repurchase Agreements (Identified cost $96,000,000)			96,000,000

	U.S. TREASURY BILLS (3.2%)
75,000,000	U.S. Treasury Bills[2]	07/05/18	0.000	74,763,223
	Total U.S. Treasury Bills (Identified cost $74,773,177)			74,763,223
TOTAL INVESTMENTS (Identified cost $1,562,521,011)[3]			99.6%	$2,342,101,039
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.4%	9,798,498
NET ASSETS			100.0%	$2,351,899,537

[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]	The aggregate cost for federal income tax purposes is $1,562,521,011, the aggregate gross unrealized appreciation is $831,752,290 and the aggregate gross unrealized depreciation is $52,172,262, resulting in net unrealized appreciation of $779,580,028.

Abbreviation:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2018
Common Stock:
Basic Materials	$132,485,768	$—	$—	$132,485,768
Communications	391,516,918	—	—	391,516,918
Consumer Cyclical	57,725,431	—	—	57,725,431
Consumer Non-Cyclical	933,690,847	—	—	933,690,847
Financials	402,797,474	—	—	402,797,474
Industrials	37,075,637	—	—	37,075,637
Technology	216,045,741	—	—	216,045,741
Repurchase Agreements	—	96,000,000	—	96,000,000
U.S. Treasury Bills	—	74,763,223	—	74,763,223
Investments, at value	$2,171,337,816	$170,763,223	$—	$2,342,101,039

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $1,466,521,011)	$2,246,101,039
Repurchase agreements (Identified cost $96,000,000)	96,000,000
Cash	2,173,512
Receivables for:
Dividends	9,669,281
Shares sold	1,134,727
Investment advisory and administrative fee waiver reimbursement	276,190
Interest	4,480
Other	17,487
Prepaid assets	4,646
Total Assets	2,355,381,362
LIABILITIES:
Payables for:
Investment advisory and administrative fees	1,593,157
Shares redeemed	1,306,965
Shareholder servicing fees	381,170
Professional fees	48,455
Custody and fund accounting fees	46,184
Transfer agent fees	25,358
Distribution fees	17,572
Board of Trustees’ fees	997
Accrued expenses and other liabilities	61,967
Total Liabilities	3,481,825
NET ASSETS	$2,351,899,537
Net Assets Consist of:
Paid-in capital	$1,312,209,733
Undistributed net investment income	5,895,857
Accumulated net realized gain on investments in securities	254,213,919
Net unrealized appreciation/(depreciation) on investments in securities	779,580,028
Net Assets	$2,351,899,537
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($2,265,222,655 ÷ 113,341,028 shares outstanding)	$19.99
RETAIL CLASS SHARES
($86,676,882 ÷ 8,441,632 shares outstanding)	$10.27

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2018 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $934,979)	$19,152,110
Interest income	1,528,629
Total Income	20,680,739
Expenses:
Investment advisory and administrative fees	10,390,432
Shareholder servicing fees	2,597,608
Distribution fees	117,169
Transfer agent fees	99,699
Custody and fund accounting fees	82,391
Professional fees	47,417
Board of Trustees’ fees	26,776
Miscellaneous expenses	356,668
Total Expenses	13,718,160
Investment advisory and administrative fee waiver	(567,868)
Expense offset arrangement	(12,564)
Net Expenses	13,137,728
Net Investment Income	7,543,011
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	254,604,656
Net change in unrealized appreciation/(depreciation) on investments in securities	(224,038,000)
Net Realized and Unrealized Gain	30,566,656
Net Increase in Net Assets Resulting from Operations	$38,109,667

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
DECREASE IN NET ASSETS:
Operations:
Net investment income	$7,543,011	$13,983,608
Net realized gain on investments in securities	254,604,656	542,225,458
Net change in unrealized appreciation/(depreciation) on investments in securities	(224,038,000)	(1,648,305)
Net increase in net assets resulting from operations	38,109,667	554,560,761
Dividends and distributions declared:
From net investment income:
Class N	(13,460,504)	(20,614,105)
Retail Class	(888,595)	(1,323,018)
From net realized gains:
Class N	(372,421,935)	(242,554,177)
Retail Class	(35,473,677)	(20,839,178)
Total dividends and distributions declared	(422,244,711)	(285,330,478)
Share transactions:
Proceeds from sales of shares*	207,613,501	263,771,524
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	288,266,497	204,685,714
Proceeds from short-term redemption fees	2,443	14,407
Cost of shares redeemed*	(498,847,872)	(1,579,605,854)
Net decrease in net assets resulting from share transactions	(2,965,431)	(1,111,134,209)
Total decrease in net assets	(387,100,475)	(841,903,926)
NET ASSETS:
Beginning of period	2,739,000,012	3,580,903,938
End of period (including undistributed net investment income of $5,895,857 and $12,701,945, respectively)	$2,351,899,537	$2,739,000,012

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.18	$21.15	$22.79	$22.52	$21.21	$17.46
Income from investment operations:
Net investment income[1]	0.06	0.10	0.12	0.12	0.14	0.13
Net realized and unrealized gain (loss)	0.26	3.64	(0.08)	0.64	1.70	3.95
Total income from investment operations	0.32	3.74	0.04	0.76	1.84	4.08
Less dividends and distributions:
From net investment income	(0.12)	(0.13)	(0.12)	(0.14)	(0.10)	(0.10)
From net realized gains	(3.39)	(1.58)	(1.56)	(0.35)	(0.43)	(0.23)
Total dividends and distributions	(3.51)	(1.71)	(1.68)	(0.49)	(0.53)	(0.33)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$19.99	$23.18	$21.15	$22.79	$22.52	$21.21
Total return	0.80%[3]	18.70%	0.40%	3.47%	8.90%	23.78%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$2,265	$2,592	$3,403	$4,970	$5,816	$5,645
Ratio of expenses to average net assets before reductions	1.04%[4]	1.02%	1.01%	1.07%	1.07%	1.09%
Fee waiver	0.04%[4,5]	0.02%[5]	0.01%[5]	0.07%[5]	0.07%[5]	0.09%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.60%[4]	0.46%	0.57%	0.53%	0.66%	0.65%
Portfolio turnover rate	6%[3]	15%	12%	8%	8%	12%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017, 2016, 2015, 2014 and 2013, reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.00%. The agreement is effective for all periods presented and is effective through March 1, 2019, unless renewed by all parties to the agreement. For the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, the waived fees were $525,166, $673,403, $531,298, $3,938,986, $4,238,260 and $3,983,262, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.51	$13.00	$14.65	$14.66	$13.99	$11.61
Income from investment operations:
Net investment income[1]	0.01	0.03	0.05	0.03	0.06	0.06
Net realized and unrealized gain (loss)	0.22	2.16	(0.07)	0.42	1.11	2.60
Total income/(loss) from investment operations	0.23	2.19	(0.02)	0.45	1.17	2.66
Less dividends and distributions:
From net investment income	(0.08)	(0.10)	(0.07)	(0.11)	(0.07)	(0.05)
From net realized gains	(3.39)	(1.58)	(1.56)	(0.35)	(0.43)	(0.23)
Total dividends and distributions	(3.47)	(1.68)	(1.63)	(0.46)	(0.50)	(0.28)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.27	$13.51	$13.00	$14.65	$14.66	$13.99
Total return	0.70%[3]	18.40%	0.19%	3.14%	8.63%	23.42%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$87	$147	$178	$280	$400	$367
Ratio of expenses to average net assets before reductions	1.31%[4]	1.33%	1.33%	1.39%	1.40%	1.42%
Fee waiver	0.07%[4,5]	0.08%[5]	0.10%[5]	0.14%[5]	0.15%[5]	0.17%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.24%[4]	1.25%	1.23%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.24%[4]	0.21%	0.37%	0.24%	0.40%	0.44%
Portfolio turnover rate	6%[3]	15%	12%	8%	8%	12%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017, 2016, 2015, 2014 and 2013, reflect fees reduced as result of contractual operating expense limitation of the share class of 1.25%. The agreement is effective for all periods presented and is effective through March 1, 2019, unless renewed by all parties to the agreement. For the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, the waived fees were $42,702, $133,469, $234,959, $551,384, $577,948 and $568,410, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. The Fund offers Class N and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other share class of the Fund. As of April 30, 2018, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investments Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of April 30, 2018 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net

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BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three year ends. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $385,882,439 and $36,362,272 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2018. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

The tax character of distributions paid during the years ended October 31, 2017 and 2016, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2017:	$21,937,123	$263,393,355	$285,330,478	$—	$285,330,478
2016:	25,811,801	343,196,853	369,008,654	—	369,008,654

As of October 31, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$12,701,945	$407,895,164	$420,597,109	$—	$(390,289)	$1,003,618,028	$1,423,824,848
2016:	20,655,460	263,377,781	284,033,241	—	(851,121)	1,005,266,333	1,288,448,453

The Fund did not have a net capital loss carryforward at October 31, 2017.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% per annum on the first $3,000,000,000 of the Fund’s average daily net assets and 0.75% per annum on the Fund’s average daily net assets over $3,000,000,000. For the six months ended April 30, 2018, the Fund incurred $10,390,432 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2019, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2018, the Investment Adviser waived fees in the amount of $525,166 and $42,702 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2018, the Fund incurred shareholder servicing fees in the amount of $2,474,106 and $123,502 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2018,

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

Retail Class shares of the Fund incurred $117,169 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2018, the Fund incurred $82,391 in custody and fund accounting fees. These fees for the Fund were reduced by $12,564 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2018, was $425. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2018, the Fund incurred $26,776 in independent Trustee compensation and expense reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2018, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $150,381,068 and $551,507,416, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	9,390,621	$199,254,123	11,338,201	$246,670,938
Shares issued in connection with reinvestments of dividends	12,123,334	252,165,360	8,861,662	182,638,860
Proceeds from short-term redemption fees	N/A	2,070	N/A	13,587
Shares redeemed	(20,005,073)	(426,097,303)	(69,301,288)	(1,503,377,696)
Net decrease	1,508,882	$25,324,250	(49,101,425)	$(1,074,054,311)
Retail Class
Shares sold	740,957	$8,359,378	1,334,628	$17,100,586
Shares issued in connection with reinvestments of dividends	3,373,938	36,101,137	1,831,134	22,046,854
Proceeds from short-term redemption fees	N/A	373	N/A	820
Shares redeemed	(6,572,396)	(72,750,569)	(5,942,387)	(76,228,158)
Net decrease	(2,457,501)	$(28,289,681)	(2,776,625)	$(37,079,898)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2018 and the year ended October 31, 2017. Specifically:

During the six months ended April 30, 2018, 4,285,223 shares of Retail Class were exchanged for 2,204,018 shares of the Class N valued at $46,379,144 and 3,008 shares of the Class N were exchanged for 5,515 shares of Retail Class valued at $69,005.

During the year ended October 31, 2017, 1,541,419 shares of the Retail Class were exchanged for 899,372 shares of Class N valued at $20,147,362.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

6. Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2018 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES
April 30, 2018 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2018 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class N
Actual	$1,000	$1,008	$4.98
Hypothetical[2]	$1,000	$1,020	$5.01

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Retail Class
Actual	$1,000	$1,007	$6.17
Hypothetical[2]	$1,000	$1,019	$6.21

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.24% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2018 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2017 and an in-person meeting on December 11, 2017, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 11, 2017 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund’s shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by an independent third party. Additionally, the Board received a separate comparative performance and fee and expense report based on criteria selected by BBH, rather than the independent third party. The Board reviewed these reports with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the

financial statements april 30, 2018	23

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information during the November and December meetings , and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser, including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser, including brokerage policies and practices, the standards applied in seeking best execution, and policies and practices regarding soft dollars. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed

24

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

and discussed the report’s findings with both BBH and the independent third party and discussed the positioning of the Fund relative to the selected peer category funds. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting underperformance in the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2017 and outperformance in the 10-year period ended September 30, 2017. The Board noted that the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the contractual fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates after taking into account the waiver and breakpoints. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, based upon a peer category and comparison having been selected and calculated by an independent third party as well as a peer category and comparison having been selected by BBH. The Board [noted the distinguishing characteristics of the Fund in the comparative universes selected by BBH and the independent third party and] recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2017, and for each of the prior eight years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

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CONFLICTS OF INTEREST
April 30, 2018 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2018	27

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CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them, because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

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BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund.

For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s and BBH’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

financial statements april 30, 2018	29

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker- dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH. BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

30

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser.

BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

financial statements april 30, 2018	31

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

32

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2018

BBH GLOBAL CORE SELECT

BBH GLOBAL CORE SELECT

PORTFOLIO OF ALLOCATION
April 30, 2018 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Canada	$4,509,615	3.4%
France	12,151,842	9.1
Germany	7,659,236	5.8
Ireland	4,345,522	3.3
Italy	3,965,181	3.0
Netherlands	5,438,656	4.1
Switzerland	7,702,457	5.8
United Kingdom	23,576,657	17.8
United States	53,182,178	40.0
Repurchase Agreements	2,000,000	1.5
U.S. Treasury Bills	5,997,728	4.5
Cash and Other Assets in Excess of Liabilities	2,297,511	1.7
NET ASSETS	$132,826,583	100.0%

All data as of April 30, 2018. The BBH Global Core Select Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is based on the respective security’s country of incorporation.

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$11,577,065	8.7%
Communications	17,584,488	13.3
Consumer Cyclical	5,507,758	4.2
Consumer Non-Cyclical	53,437,713	40.2
Diversified	5,616,314	4.2
Financials	16,988,881	12.8
Technology	11,819,125	8.9
Repurchase Agreements	2,000,000	1.5
U.S. Treasury Bills	5,997,728	4.5
Cash and Other Assets in Excess of Liabilities	2,297,511	1.7
NET ASSETS	$132,826,583	100.0%

All data as of April 30, 2018. The fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2018 (unaudited)

Shares		Value
	COMMON STOCK (92.3%)
	CANADA (3.4%)
	CONSUMER CYCLICAL
64,375	Alimentation Couche-Tard, Inc. (Class B)	$2,787,516
	FINANCIALS
22,550	Intact Financial Corp.	1,722,099
	Total Canada	4,509,615

	FRANCE (9.1%)
	COMMUNICATIONS
94,270	JCDecaux S.A.	3,362,706
	CONSUMER NON-CYCLICAL
40,200	Sanofi	3,172,822
	DIVERSIFIED
37,300	Wendel S.A.	5,616,314
	Total France	12,151,842

	GERMANY (5.8%)
	BASIC MATERIALS
32,400	Brenntag AG	1,853,936
42,400	Fuchs Petrolub SE	2,179,555
		4,033,491
	FINANCIALS
26,950	Deutsche Boerse AG	3,625,745
	Total Germany	7,659,236

	IRELAND (3.3%)
	CONSUMER NON-CYCLICAL
55,612	Perrigo Co., Plc.	4,345,522
	Total Ireland	4,345,522

	ITALY (3.0%)
	CONSUMER NON-CYCLICAL
528,900	Davide Campari-Milano SpA	3,965,181
	Total Italy	3,965,181

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	3

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	NETHERLANDS (4.1%)
	CONSUMER NON-CYCLICAL
23,900	Heineken Holding NV	$2,421,113
52,900	Unilever NV	3,017,543
	Total Netherlands	5,438,656

	SWITZERLAND (5.8%)
	CONSUMER NON-CYCLICAL
29,375	Nestle S.A.	2,270,724
70,626	Novartis AG	5,431,733
	Total Switzerland	7,702,457

	UNITED KINGDOM (17.8%)
	COMMUNICATIONS
111,949	Liberty Global, Plc. (Series C)[1]	3,257,716
	CONSUMER NON-CYCLICAL
173,325	Diageo, Plc.	6,157,971
125,425	Nielsen Holdings, Plc.	3,944,616
60,800	Reckitt Benckiser Group, Plc.	4,761,155
		14,863,742
	FINANCIALS
6,144,900	Lloyds Banking Group, Plc.	5,455,199
	Total United Kingdom	23,576,657

	UNITED STATES (40.0%)
	BASIC MATERIALS
34,575	Celanese Corp. (Series A)	3,757,265
24,825	Praxair, Inc.	3,786,309
		7,543,574
	COMMUNICATIONS
7,068	Alphabet, Inc. (Class C)[1]	7,190,488
169,828	Discovery, Inc. (Class C)[1]	3,773,578
		10,964,066

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	CONSUMER CYCLICAL
116,200	Qurate Retail Group, Inc. QVC Group (Class A)[1]	$2,720,242
	CONSUMER NON-CYCLICAL
28,285	FleetCor Technologies, Inc.[1]	5,862,915
44,775	PayPal Holdings, Inc.[1]	3,340,663
56,849	Zoetis, Inc.	4,745,755
		13,949,333
	FINANCIALS
119,050	Wells Fargo & Co.	6,185,838
	TECHNOLOGY
190,675	Oracle Corp.	8,708,127
60,988	QUALCOMM, Inc.	3,110,998
		11,819,125
	Total United States	53,182,178
	Total Common Stock (Identified cost $99,427,264)	122,531,344

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	5

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (1.5%)
$2,000,000	National Australia Bank Ltd. (Agreement dated 04/30/18 collateralized by U.S. Treasury Note 2.000%, due 11/15/21, original par $2,075,000, valued at $2,040,000)	05/01/18	1.680%	$2,000,000
	Total Repurchase Agreements (Identified cost $2,000,000)			2,000,000
	U.S. TREASURY BILLS (4.5%)
6,000,000	U.S. Treasury Bill[2]	05/10/18	0.000	5,997,728

	Total U.S. Treasury Bills (Identified cost $5,997,728)			5,997,728
TOTAL INVESTMENTS (Identified cost $107,424,992)[3]			98.3%	$130,529,072
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.7%	2,297,511
NET ASSETS			100.0%	$132,826,583

[1]	Non-income producing security.
[2]	Security issued with zero coupon. Income is recognized through accretion of discount.
[3]	The aggregate cost for federal income tax purposes is $107,424,992, the aggregate gross unrealized appreciation is $28,442,006 and the aggregate gross unrealized depreciation is $5,337,926, resulting in net unrealized appreciation of $23,104,080.

The Fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	7

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2018
Common Stock:
Basic Materials	$7,543,574	$4,033,491	$–	$11,577,065
Communications	14,221,782	3,362,706	–	17,584,488
Consumer Cyclical	5,507,758	–	–	5,507,758
Consumer Non-Cyclical	22,239,471	31,198,242	–	53,437,713
Diversified	–	5,616,314	–	5,616,314
Financials	7,907,937	9,080,944	–	16,988,881
Technology	11,819,125	–	–	11,819,125
Repurchase Agreements	–	2,000,000	–	2,000,000
U.S. Treasury Bills	–	5,997,728	–	5,997,728
Investments, at value	$69,239,647	$61,289,425	$–	$130,529,072

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $105,424,992)	$128,529,072
Repurchase agreements (Identified cost $2,000,000)	2,000,000
Cash	1,773,297
Receivables for:
Dividends	495,098
Shares sold	187,500
Investment advisory and administrative fee waiver reimbursement	11,904
Interest	93
Other	5,801
Prepaid assets	8,729
Total Assets	133,011,494
LIABILITIES:
Payables for:
Investment advisory and administrative fees	111,690
Professional fees	36,973
Shareholder servicing fees	21,349
Custody and fund accounting fees	8,679
Transfer agent fees	2,048
Shares redeemed	744
Board of Trustees’ fees	742
Distribution fees	368
Accrued expenses and other liabilities	2,318
Total Liabilities	184,911
NET ASSETS	$132,826,583
Net Assets Consist of:
Paid-in capital	$105,473,422
Undistributed net investment income	285,098
Accumulated net realized gain on investments in securities and foreign exchange transactions	3,974,487
Net unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	23,093,576
Net Assets	$132,826,583
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($130,992,546 ÷ 10,098,480 shares outstanding)	$12.97
RETAIL CLASS SHARES
($1,834,037 ÷ 142,082 shares outstanding)	$12.91

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	9

BBH GLOBAL CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2018 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $56,859)	$1,084,172
Interest income	80,448
Total Income	1,164,620
Expenses:
Investment advisory and administrative fees	647,886
Shareholder servicing fees	136,397
Professional fees	36,327
Board of Trustees’ fees	26,735
Custody and fund accounting fees	20,932
Transfer agent fees	17,091
Distribution fees	3,281
Miscellaneous expenses	36,034
Total Expenses	924,683
Investment advisory and administrative fee waiver	(53,833)
Expense offset arrangement	(15,088)
Net Expenses	855,762
Net Investment Income	308,858
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	4,434,818
Net realized loss on foreign exchange transactions and translations	(11,800)
Net realized gain on investments in securities and foreign exchange transactions and translations	4,423,018
Net change in unrealized appreciation/(depreciation) on investments in securities	(5,239,835)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(10,367)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(5,250,202)
Net Realized and Unrealized Loss	(827,184)
Net Decrease in Net Assets Resulting from Operations	$(518,326)

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$308,858	$531,369
Net realized gain on investments in securities and foreign exchange transactions and translations	4,423,018	2,885,323
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(5,250,202)	19,192,714
Net increase (decrease) in net assets resulting from operations	(518,326)	22,609,406
Dividends and distributions declared:
From net investment income:
Class N	(514,179)	(593,082)
Retail Class	(6,461)	(10,877)
From net realized gains:
Class N	(2,440,648)	–
Retail Class	(73,741)	–
Total dividends and distributions declared	(3,035,029)	(603,959)
Share transactions:
Proceeds from sales of shares	9,820,075	10,904,266
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,381,376	480,926
Cost of shares redeemed	(10,176,787)	(11,071,494)
Net increase in net assets resulting from share transactions	2,024,664	313,698
Total increase (decrease) in net assets	(1,528,691)	22,319,145
NET ASSETS:
Beginning of period	134,355,274	112,036,129
End of period (including undistributed net investment income of $285,098 and $496,880, respectively)	$132,826,583	$134,355,274

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	11

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,				For the period from March 28, 2013 (commencement of operations) to October 31, 2013
		2017	2016	2015	2014
Net asset value, beginning of period	$13.32	$11.11	$11.37	$11.27	$10.99	$10.00
Income from investment operations:
Net investment income[1]	0.03	0.05	0.06	0.06	0.12	0.03
Net realized and unrealized gain (loss)	(0.08)	2.22	(0.18)	0.30	0.21	0.96
Total income (loss) from investment operations	(0.05)	2.27	(0.12)	0.36	0.33	0.99
Less dividends and distributions:
From net investment income	(0.05)	(0.06)	(0.07)	(0.13)	(0.02)	—
From net realized gains	(0.25)	—	(0.07)	(0.13)	(0.03)	—
Total dividends and distributions	(0.30)	(0.06)	(0.14)	(0.26)	(0.05)	—
Short-term redemption fees[1]	—	—	0.00 [2]	—	0.00 [2]	—
Net asset value, end of period	$12.97	$13.32	$11.11	$11.37	$11.27	$10.99
Total return	(0.42)%[3]	20.54%	(1.06)%	3.27%	3.01%	9.90%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$131	$130	$108	$132	$127	$88
Ratio of expenses to average net assets before reductions	1.33%[4]	1.36%	1.38%	1.31%	1.32%	1.87%[4]
Fee waiver	0.06%[4,5]	0.10%[5]	0.13%[5]	0.05%[5]	0.07%[5]	0.61%[4,5]
Expense offset arrangement	0.02%[4]	0.01%	0.01%	0.01%	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.25%	1.24%	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets	0.46%[4]	0.44%	0.58%	0.55%	1.01%	0.50%[4]
Portfolio turnover rate	6%[3]	23%	19%	31%	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017, 2016, 2015, 2014 and the period ended October 31,2013 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.25%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014 and has been renewed by all parties to the agreement through March 1, 2019. For the six months ended April 30, 2018, years ended October 31, 2017, 2016, 2015, 2014 and the period ended October 31.2013, the waived fees were $37,063, $110,626, $146,074, $74,640, $90,671 and $152,928, respectively.
[6]	Less than 0.01%.
[7]	Represent Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)		For the years ended October 31,				For the period from April 2, 2013 (commencement of operations) to October 31, 2013
			2017	2016	2015	2014
Net asset value, beginning of period	$13.24		$11.05	$11.31	$11.24	$10.98	$10.00
Income from investment operations:
Net investment income (loss)[1]	(0.00)[2]		0.02	0.04	0.03	0.07	0.00 [2]
Net realized and unrealized gain (loss)	(0.06)		2.20	(0.18)	0.29	0.22	0.98
Total income (loss) from investment operations	(0.06)		2.22	(0.14)	0.32	0.29	0.98
Less dividends and distributions:
From net investment income	(0.02)		(0.03)	(0.05)	(0.12)	(0.01)	—
From net realized gains	(0.25)		—	(0.07)	(0.13)	(0.03)	—
Total dividends and distributions	(0.27)		(0.03)	(0.12)	(0.25)	(0.04)	—
Short-term redemption fees[1]	—		—	—	—	0.01	0.00 [2]
Net asset value, end of period	$12.91		$13.24	$11.05	$11.31	$11.24	$10.98
Total return	(0.49)%[3]		20.18%	(1.25)%	2.98%	2.70%	9.80%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$2		$4	$4	$4	$2	$2
Ratio of expenses to average net assets before reductions	2.80%[4]		2.44%	2.65%	2.93%	3.36%	4.88%[4]
Fee waiver	1.28%[4,5]		0.93%[5]	1.14%[5]	1.43%[5]	1.86%[5]	3.37%[4,5]
Expense offset arrangement	0.02%[4]		0.01%	0.01%	0.00%[6]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.50%[4]		1.50%	1.50%	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets	(0.02	)% [4]	0.20%	0.32%	0.29%	0.61%	0.02%[4]
Portfolio turnover rate	6%[3]		23%	19%	31%	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017, 2016, 2015, 2014 and the period ended October 31,2013 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.50%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014 and has been renewed by all parties to the agreement through March 1, 2019. For the six month ended April 30, 2018, years ended October 31, 2017, 2016, 2015, 2014 and the period ended October 31.2013, the waived fees were $16,770, $35,288, $40,663, $41,058, $41,099 and $17,913, respectively.
[6]	Less than 0.01%.
[7]	Represent Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers Class N shares and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other class of shares of the Fund. As of April 30, 2018 there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

14

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

The Fund’s repurchase agreements as of April 30, 2018 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared.

16

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $2,954,827 and $80,202 to Class N and Retail Class shareholders, respectively, during the six months ended April 30, 2018. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2017 and 2016 was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2017:	$603,959	$–	$603,959	$–	$603,959
2016:	648,794	698,183	1,346,977	–	1,346,977

financial statements april 30, 2018	17

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

As of October 31, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$1,374,478	$1,635,451	$3,009,929	$–	$(447,191)	$28,343,778	$30,906,516
2016:	567,899	–	567,899	–	(772,531)	9,151,064	8,946,432

The Fund did not have a net capital loss carryforward at October 31, 2017.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% on the first $3,000,000,000 of the Fund’s average daily net assets and 0.90% per annum on the Fund’s average daily net assets over $3,000,000,000. For the six months ended April 30, 2018, the Fund incurred $647,886 under the Agreement.

18

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013 (commencement of operations), the Investment Adviser contractually agreed to limit the annual Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on March 1, 2019, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2018, the Investment Adviser waived fees in the amount of $37,063 and $16,770 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2018, the Fund incurred shareholder servicing fees in the amount of $133,784 and $2,613 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the six months ended April 30, 2018, Retail Class shares of the Fund incurred $3,281 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2018, the Fund incurred $20,932 in custody and fund accounting fees. These fees for the Fund were reduced by $15,088 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans

financial statements april 30, 2018	19

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2018, was $0.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2018, the Fund incurred $26,735 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2018, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $12,908,605 and $7,741,172, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest, at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	716,051	$9,750,465	891,299	$10,859,908
Shares issued in connection with reinvestments of dividends	172,526	2,308,404	41,531	470,955
Shares redeemed	(587,273)	(7,984,537)	(901,051)	(10,675,842)
Net increase	301,304	$4,074,332	31,779	$655,021
Retail Class
Shares sold	5,226	$69,610	3,632	$44,358
Shares issued in connection with reinvestments of dividends	5,478	72,972	882	9,971
Shares redeemed	(162,657)	(2,192,250)	(31,411)	(395,652)
Net decrease	(151,953)	$(2,049,668)	(26,897)	$(341,323)

20

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

financial statements april 30, 2018	21

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2018 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES
April 30, 2018 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2018	23

BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2018 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class N
Actual	$1,000	$996	$6.19
Hypothetical[2]	$1,000	$1,019	$6.26

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Retail Class
Actual	$1,000	$995	$7.42
Hypothetical[2]	$1,000	$1,017	$7.50

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2018 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2017 and an in-person meeting on December 11, 2017, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 11, 2017 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

financial statements april 30, 2018	25

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information during the November and December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser, including brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board noted that, during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed the report’s findings with representatives of the independent third party who compiled the comparative report and discussed the positioning of the Fund relative to its selected peer category. In reviewing the Fund’s performance, the Board noted the Fund underperformed as compared to a selection of peer category funds for the 1-, 2-, 3- and 4-year periods ended September 30, 2017. However, the Board considered the

26

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

limited period of operations of the Fund and noted that the Fund’s performance was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the contractual fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates after taking into account the waiver and breakpoints. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2017, and the previous five years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

financial statements april 30, 2018	27

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

28

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST
April 30, 2018 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2018	29

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

30

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the

financial statements april 30, 2018	31

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker- dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH. BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

32

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

financial statements april 30, 2018	33

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

34

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2018

BBH PARTNER FUND – INTERNATIONAL EQUITY

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION
April 30, 2018 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Bermuda	$7,707,613	0.5%
Brazil	19,286,301	1.2
Canada	90,476,241	5.8
Cayman Islands	86,575,285	5.6
Denmark	25,157,545	1.6
France	183,999,902	11.9
Germany	201,669,336	13.0
Hong Kong	45,397,287	2.9
Ireland	37,112,840	2.4
Japan	83,498,007	5.4
Jersey	49,372,741	3.2
South Korea	21,730,645	1.4
Spain	42,082,865	2.7
Switzerland	299,169,377	19.3
United Kingdom	140,889,531	9.1
United States	53,418,926	3.4
Registered Investments Companies:
United States	125,800,000	8.1
Cash and Other Assets in Excess of Liabilities	38,072,835	2.5
NET ASSETS	$1,551,417,277	100.0%

All data as of April 30, 2018. The BBH Partner Fund – International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION (continued)
April 30, 2018 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$58,399,143	3.8%
Communications	148,132,191	9.5
Consumer Cyclical	337,958,489	21.8
Consumer Non-Cyclical	414,892,701	26.7
Financials	211,319,691	13.6
Industrials	129,111,529	8.3
Technology	87,730,698	5.7
Registered Investment Companies	125,800,000	8.1
Cash and Other Assets in Excess of Liabilities	38,072,835	2.5
NET ASSETS	$1,551,417,277	100.0%

All data as of April 30, 2018. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	3

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS
April 30, 2018 (unaudited)

Shares/ Units		Value
	COMMON STOCK (89.4%)
	BERMUDA (0.5%)
	CONSUMER NON-CYCLICAL
156,882	IHS Markit, Ltd.[1]	$7,707,613
	Total Bermuda	7,707,613

	BRAZIL (1.2%)
	CONSUMER NON-CYCLICAL
2,882,529	Ambev SA	19,286,301
	Total Brazil	19,286,301

	CANADA (5.8%)
	COMMUNICATIONS
543,963	Thomson Reuters Corp.	21,907,883

	CONSUMER CYCLICAL
635,089	Alimentation Couche-Tard, Inc. (Class B)	27,500,129

	FINANCIALS
1,036,030	Brookfield Asset Management, Inc. (Class A)	41,068,229
	Total Canada	90,476,241

	CAYMAN ISLANDS (5.6%)
	COMMUNICATIONS
273,199	Alibaba Group Holding, Ltd. ADR[1]	48,776,949
150,651	Baidu, Inc. ADR[1]	37,798,336
	Total Cayman Islands	86,575,285

	DENMARK (1.6%)
	CONSUMER NON-CYCLICAL
296,969	Coloplast AS (Class B)	25,157,545
	Total Denmark	25,157,545

	FRANCE (11.9%)
	BASIC MATERIALS
449,525	Air Liquide SA	58,399,143

	CONSUMER CYCLICAL
107,355	LVMH Moet Hennessy Louis Vuitton SE	37,364,812

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	FRANCE (continued)
	CONSUMER NON-CYCLICAL
133,385	Essilor International Cie Generale d’Optique SA	$18,151,221

	INDUSTRIALS
143,420	Safran SA	16,819,015

	TECHNOLOGY
388,142	Capgemini SE	53,265,711
	Total France	183,999,902

	GERMANY (13.0%)
	CONSUMER CYCLICAL
222,741	Adidas AG	54,763,733

	CONSUMER NON-CYCLICAL
928,731	Fresenius SE & Co. KGaA	70,898,780
91,476	Henkel AG & Co. KGaA (Preference Shares)	11,635,770
305,440	Merck KGaA	29,906,066
		112,440,616

	TECHNOLOGY
309,244	SAP SE	34,464,987
	Total Germany	201,669,336

	HONG KONG (2.9%)
	FINANCIALS
5,084,400	AIA Group, Ltd.	45,397,287
	Total Hong Kong	45,397,287

	IRELAND (2.4%)
	CONSUMER NON-CYCLICAL
51,558	Kerry Group, Plc. (Class A)	5,243,166

	INDUSTRIALS
898,064	CRH, Plc.	31,869,674
	Total Ireland	37,112,840

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	5

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	JAPAN (5.4%)
	COMMUNICATIONS
838,865	Dentsu, Inc.	$39,649,023

	CONSUMER NON-CYCLICAL
822,760	Seven & i Holdings Co., Ltd.	36,154,521

	INDUSTRIALS
12,600	Keyence Corp.	7,694,463
	Total Japan	83,498,007

	JERSEY (3.2%)
	CONSUMER CYCLICAL
647,019	Ferguson, Plc.	49,372,741
	Total Jersey	49,372,741

	SOUTH KOREA (1.4%)
	CONSUMER NON-CYCLICAL
16,984	LG Household & Health Care, Ltd.	21,730,645
	Total South Korea	21,730,645

	SPAIN (2.7%)
	CONSUMER CYCLICAL
1,358,708	Industria de Diseno Textil SA	42,082,865
	Total Spain	42,082,865

	SWITZERLAND (19.3%)
	CONSUMER CYCLICAL
457,367	Cie Financiere Richemont SA	43,430,503

	CONSUMER NON-CYCLICAL
126,324	Lonza Group AG1	30,873,875
849,979	Nestle SA	65,704,437
		96,578,312

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SWITZERLAND (continued)
	FINANCIALS
306,156	Chubb, Ltd.	$41,536,184
1,988,297	Credit Suisse Group AG1	33,402,748
36,499	Partners Group Holding AG	26,586,166
		101,525,098

	INDUSTRIALS
990,464	ABB, Ltd.	23,073,706
222,056	Kuehne + Nagel International AG	34,561,758
		57,635,464
	Total Switzerland	299,169,377

	UNITED KINGDOM (9.1%)
	CONSUMER CYCLICAL
3,894,809	Compass Group, Plc.	83,443,706

	CONSUMER NON-CYCLICAL
329,332	Diageo, Plc.	11,700,659
1,050,605	RELX, Plc.	22,416,089
		34,116,748

	FINANCIALS
910,667	Prudential, Plc.	23,329,077
	Total United Kingdom	140,889,531

	UNITED STATES (3.4%)
	CONSUMER NON-CYCLICAL
471,879	Worldpay, Inc. (Class A)[1]	38,326,013

	INDUSTRIALS
26,955	Mettler-Toledo International, Inc.[1]	15,092,913
	Total United States	53,418,926
	Total Common Stock (Identified cost $1,232,991,372)	1,387,544,442

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	7

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Shares/ Units		Value
	REGISTERED INVESTMENT COMPANIES (8.1%)
125,800,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class	$125,800,000
	Total Registered Investment Companies (Identified cost $125,800,000)	125,800,000

TOTAL INVESTMENTS (Identified cost $1,358,791,372)[2]	97.5%	$1,513,344,442
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.5%	38,072,835
NET ASSETS	100.0%	$1,551,417,277

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $1,358,791,372, the aggregate gross unrealized appreciation is $181,076,666 and the aggregate gross unrealized depreciation is $26,523,596, resulting in net unrealized appreciation of $154,553,070.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	9

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2018
Common Stock:
Bermuda	$7,707,613	$—	$—	$7,707,613
Brazil	—	19,286,301	—	19,286,301
Canada	90,476,241	—	—	90,476,241
Cayman Islands	86,575,285	—	—	86,575,285
Denmark	—	25,157,545	—	25,157,545
France	—	183,999,902	—	183,999,902
Germany	—	201,669,336	—	201,669,336
Hong Kong	—	45,397,287	—	45,397,287
Ireland	—	37,112,840	—	37,112,840
Japan	—	83,498,007	—	83,498,007
Jersey	—	49,372,741	—	49,372,741
South Korea	—	21,730,645	—	21,730,645
Spain	—	42,082,865	—	42,082,865
Switzerland	41,536,184	257,633,193	—	299,169,377
United Kingdom	—	140,889,531	—	140,889,531
United States	53,418,926	—	—	53,418,926
Registered Investment Companies:
United States	125,800,000	—	—	125,800,000
Investments, at value	$405,514,249	$1,107,830,193	$—	$1,513,344,442

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	11

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $1,358,791,372)	$1,513,344,442
Cash	28,382,172
Foreign currency at value (Identified cost $525,152)	525,152
Receivables for:
Investments sold	5,336,906
Dividends	4,784,048
Shares sold	607,000
Other	10,328
Prepaid assets	2,401
Other assets	877
Total Assets	1,552,993,326
LIABILITIES:
Payables for:
Investment advisory and administrative fees	787,324
Shares redeemed	664,060
Custody and fund accounting fees	71,115
Professional fees	50,789
Transfer agent fees	1,727
Board of Trustees’ fees	590
Accrued expenses and other liabilities	444
Total Liabilities	1,576,049
NET ASSETS	$1,551,417,277
Net Assets Consist of:
Paid-in capital	$1,353,426,932
Undistributed net investment income	5,752,785
Accumulated net realized gain on investments in securities and foreign exchange transactions	37,715,160
Net unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	154,522,400
Net Assets	$1,551,417,277
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($1,551,417,277 ÷ 97,078,506 shares outstanding)	$15.98

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF OPERATIONS
For the six months ended April 30, 2018 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,028,681)	$10,597,135
Other income	105
Total Income	10,597,240
Expenses:
Investment advisory and administrative fees	4,661,129
Custody and fund accounting fees	217,227
Professional fees	47,756
Board of Trustees’ fees	26,724
Transfer agent fees	14,779
Miscellaneous expenses	48,618
Total Expenses	5,016,233
Expense offset arrangement	(180,403)
Net Expenses	4,835,830
Net Investment Income	5,761,410
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	38,199,928
Net realized loss on foreign exchange transactions and translations	(371,961)
Net realized gain on investments in securities and foreign exchange transactions and translations	37,827,967
Net change in unrealized appreciation/(depreciation) on investments in securities	(3,591,671)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(15,787)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(3,607,458)
Net Realized and Unrealized Gain	34,220,509
Net Increase in Net Assets Resulting from Operations	$39,981,919

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	13

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE IN NET ASSETS:
Operations:
Net investment income	$5,761,410	$10,719,147
Net realized gain on investments in securities and foreign exchange transactions and translations	37,827,967	148,540,985
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(3,607,458)	41,034,703
Net increase in net assets resulting from operations	39,981,919	200,294,835
Dividends and distributions declared:
From net investment income:
Class N*	N/A	(912,244)
Class I	(8,998,725)	(20,664,200)
From net realized gains:
Class I	(93,916,678)	—
Total dividends and distributions declared	(102,915,403)	(21,576,444)
Share transactions:
Proceeds from sales of shares	210,550,706	425,081,311	**
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	4,374,243	1,195,485
Proceeds from short-term redemption fees	—	5,129
Cost of shares redeemed	(26,115,998)	(138,701,031	) **
Net increase in net assets resulting from share transactions	188,808,951	287,580,894
Total increase in net assets	125,875,467	466,299,285
NET ASSETS:
Beginning of period	1,425,541,810	959,242,525
End of period (including undistributed net investment income of $5,752,785 and $8,990,100, respectively)	$1,551,417,277	$1,425,541,810

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
**	Includes share exchanges. See note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the period from November 1, 2017 to April 30, 2018 (unaudited)	For the years ended October 31,
		2017*	2016	2015	2014	2013
Net asset value, beginning of period	$16.75	$14.46	$14.54	$15.16	$15.43	$13.08
Income from investment operations:
Net investment income[1]	0.06	0.14	0.34	0.26	0.40	0.28
Net realized and unrealized gain (loss)	0.37	2.47	(0.14)	(0.49)	(0.38)	2.37
Total income (loss) from investment operations	0.43	2.61	0.20	(0.23)	0.02	2.65
Less dividends and distributions:
From net investment income	(0.10)	(0.32)	(0.28)	(0.39)	(0.29)	(0.30)
From net realized gains	(1.10)	—	—	—	—	—
Total dividends and distributions	(1.20)	(0.32)	(0.28)	(0.39)	(0.29)	(0.30)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]
Net asset value, end of period	$15.98	$16.75	$14.46	$14.54	$15.16	$15.43
Total return	2.83%[3]	18.51%	1.51%	(1.42)%	0.21%	20.64%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$1,551	$1,426	$914	$68	$86	$75
Ratio of expenses to average net assets before reductions	0.70%[4]	0.74%	0.85%	0.89%	0.90%	0.90%
Expense offset arrangement	0.03%[4]	0.01%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net assets after reductions	0.67%[4]	0.73%	0.85%	0.89%	0.90%	0.90%
Ratio of net investment income to average net assets	0.80%[4]	0.91%	2.41%	1.77%	2.62%	2.01%
Portfolio turnover rate	60%[3]	130%	12%	18%	15%	14%

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	15

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. The Fund currently offers one class of shares designated as Class I shares. The investment objective of the Fund is long-term maximization of total return, primarily through capital appreciation. As of April 30, 2018, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that

16

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2018 the Fund had no open contracts.
E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign

financial statements april 30, 2018	17

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any such interest or penalties.

18

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $102,915,403 to Class I shares during the six months ended April 30, 2018. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2017 and 2016, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2017:	$21,576,444	$—	$21,576,444	$—	$21,576,444
2016:	12,740,133	—	12,740,133	—	12,740,133

As of October 31, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$17,227,537	$85,667,346	$102,894,883	$—	$(100,912)	$158,129,858	$260,923,829
2016:	20,493,926	—	20,493,926	(46,271,458)	(7,009,826)	117,095,155	84,307,797

During the year ended October 31, 2017, the Fund utilized the remaining net capital loss carryforwards in the amount of $45,647,624.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

financial statements april 30, 2018	19

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3,000,000,000 of average daily net assets and 0.60% per annum on all average daily net assets over $3,000,000,000. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2018 the Fund incurred $4,661,129 for services under the Agreement.
B.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2018, the Fund incurred $217,227 in custody and fund accounting fees. These fees for the Fund were reduced by $180,403 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds

20

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2018, was $2,614. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
C.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2018, the Fund incurred $26,724 in independent Trustee compensation and expense reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2018, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $941,148,170 and $853,707,754 respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Effective February 24, 2017, the Fund’s Class N shares were converted into Class I shares. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2018 (unaudited)			For the year ended October 31, 2017
	Shares	Dollars		Shares	Dollars
Class N
Shares sold	N/A	$	N/A	254,302	$3,635,185
Shares issued in connection with reinvestments of dividends	N/A		N/A	63,325	885,747
Proceeds from short-term redemption fees	N/A		N/A	N/A	—
Shares redeemed	N/A		N/A	(3,432,844)	(50,037,147)
Net decrease	N/A	$	N/A	(3,115,217)	$(45,516,215)
Class I
Shares sold	13,341,452		$210,550,706	27,598,208	$421,446,126
Shares issued in connection with reinvestments of dividends	283,236		4,374,243	22,126	309,738
Proceeds from short-term redemption fees	N/A		—	N/A	5,129
Shares redeemed	(1,658,088)		(26,115,998)	(5,731,089)	(88,663,884)
Net increase	11,966,600		$188,808,951	21,889,245	$333,097,109

financial statements april 30, 2018	21

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2017. Specifically:

During the year ended October 31, 2017, 3,299,230 shares of Class N were exchanged for 3,295,030 shares of Class I valued at $48,140,385.

6. Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other

22

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2018 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2018	23

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES
April 30, 2018 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2018 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class I
Actual	$1,000	$1,028	$3.37
Hypothetical[2]	$1,000	$1,021	$3.36

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.67% for I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2018	25

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION
April 30, 2018 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2017 and an in-person meeting on December 11, 2017, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 11, 2017 meeting, the Board voted to approve the renewal of the Advisory Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Advisory Agreement.

Both in the meetings specifically held to address the continuance of the Advisory Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Advisory Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

26

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Advisory Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing investment advisory and administrative services and overseeing the portfolio management services provided to the Fund by its Sub-Adviser, Select Equity Group, L.P. (the “Sub-Adviser”). The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information during the November and December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed the report’s findings with representatives of the independent third party who compiled the comparative report, and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s underperformance in the 1-year period, average performance in the 3-, 4-, 5- and 10-year periods and outperformance in the 2-year period ended September 30, 2017. In evaluating the performance of the Fund, the Board considered the risk

financial statements april 30, 2018	27

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

expectations for the Fund as well as the level of Fund performance in the context of its review. The Board noted that the Fund’s performance over the 1-year period may have been affected by the change in the Fund’s sub-advisory arrangement from Walter Scott & Partners Limited and Mondrian Investment Partners Limited to Select Equity Group during the fiscal year. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid by the Investment Adviser to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2017, and for the prior eight years. The data also included the effect of revenue generated by the shareholder servicing, custody, and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

28

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

Sub-Advisory Agreement Approval

The sub-advisory agreement between the Investment Adviser and the Sub-Adviser was initially approved on December 7, 2016 for a two-year period beginning February 23, 2017. For information related to the approval of the sub-advisory agreement, please refer to the Fund’s semi-annual report dated April 30, 2017.

financial statements april 30, 2018	29

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST
April 30, 2018 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the

30

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser and Sub-Adviser sponsor or manage other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

financial statements april 30, 2018	31

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Fund, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Fund. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Sub-Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Sub-Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Sub-Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker- dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

financial statements april 30, 2018	33

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

34

Administrator Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2018

BBH LIMITED DURATION FUND

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION
April 30, 2018 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$2,862,684,310	42.7%
Commercial Mortgage Backed Securities	260,451,943	3.9
Corporate Bonds	2,222,856,447	33.2
Loan Participations and Assignments	584,915,722	8.7
Municipal Bonds	359,166,374	5.4
U.S. Government Agency Obligations	203,447,096	3.0
U.S. Treasury Bills	278,382,325	4.1
Liabilities in Excess of Other Assets	(67,294,202)	(1.0)
NET ASSETS	$6,704,610,015	100.0%

All data as of April 30, 2018. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (42.7%)
$ 23,411,921	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$23,278,286
27,070,000	Ally Auto Receivables Trust 2018-1	09/15/20	2.140	26,988,232
48,170,000	American Express Credit Account Master Trust 2018-1	10/17/22	2.670	48,063,207
18,564,427	AmeriCredit Automobile Receivables Trust 2017-2	09/18/20	1.650	18,489,645
44,200,000	AmeriCredit Automobile Receivables Trust 2017-4	05/18/21	1.830	43,981,409
10,516,573	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	10,441,396
323,365	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	323,156
11,003,391	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	10,933,575
24,500,000	AXIS Equipment Finance Receivables IV LLC 2018-1A1	12/20/23	3.240	24,403,803
1,412,895	BCC Funding X LLC 2015-1[1]	10/20/20	2.224	1,411,296
8,881,553	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	8,830,275
32,860,320	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	32,941,031
12,297,470	Canadian Pacer Auto Receivables Trust 2017-1A1	12/19/19	1.772	12,258,287
34,020,000	Canadian Pacer Auto Receivables Trust 2018-1A1	08/19/20	2.700	34,019,769
47,870,000	Capital Auto Receivables Asset Trust 2018-1[1]	10/20/20	2.540	47,832,326
24,759,900	Capital Automotive REIT LLC 2017-1A1	04/15/47	3.870	24,545,999
20,630,000	CarMax Auto Owner Trust 2018-1	05/17/21	2.230	20,519,467
44,810,000	CarMax Auto Owner Trust 2018-2	08/16/21	2.730	44,792,228
4,289,557	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	4,262,747
35,212,095	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	34,886,972
12,090,000	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	12,026,469
26,397,090	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	26,213,100
25,130,000	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	24,821,497
31,740,000	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	31,664,370
22,017,600	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	21,972,717

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 47,700,000	Citibank Credit Card Issuance Trust 2017-A2	01/19/21	1.740%	$47,441,356
14,190,000	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	14,162,365
15,480,000	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	15,384,789
50,700,000	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	49,954,624
25,550,000	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	25,232,388
37,120,000	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	37,086,919
18,180,000	DLL Securitization Trust 2017-A1	07/15/20	1.890	18,084,566
6,097,038	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	6,105,735
42,800,000	Drive Auto Receivables Trust 2018-1	04/15/20	2.230	42,743,341
12,600,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	12,300,663
21,269,211	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	21,055,851
21,900,000	Elm Trust 2016-1A1	06/20/25	4.163	21,934,219
16,818,333	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	16,933,352
8,237,538	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	8,202,645
17,278,671	Engs Commercial Finance Trust 2018-1A1	02/22/21	2.970	17,258,220
10,968,535	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	10,912,399
14,175,946	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	14,100,297
20,810,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	20,644,022
23,660,000	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	23,401,616
24,320,000	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	24,262,094
30,761,549	Finance of America Structured Securities Trust 2017-HB1[1,2,3]	11/25/27	2.321	30,626,506
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,393,016
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	43,513,252
6,937,270	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	6,907,570

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$12,847,990	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370%	$12,767,902
3,125,410	FRS I LLC 2013-1A1	04/15/43	1.800	3,100,959
9,062,691	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	9,005,133
19,700,000	GM Financial Consumer Automobile Receivables Trust 2018-2	05/17/21	2.550	19,698,873
6,587,190	GM Financial Consumer Automobile 2017-1A1	03/16/20	1.510	6,563,785
12,180,000	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	12,015,609
16,510,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.650	16,504,474
6,525,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.970	6,522,798
10,730,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	2.220	10,726,701
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	31,893,662
11,280,000	GreatAmerica Leasing Receivables Funding LLC 2018-1[1]	05/15/20	2.350	11,235,453
24,900,000	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	24,782,833
58,000,000	Honda Auto Receivables 2018-1 Owner Trust	06/15/20	2.360	57,878,165
32,160,000	Hyundai Auto Receivables Trust 2018-A	04/15/21	2.550	32,119,922
10,800,000	John Deere Owner Trust 2018-A	10/15/20	2.420	10,767,370
557,313	Leaf Receivables Funding 12 LLC 2017-1[1]	05/15/19	1.720	557,127
24,110,000	Lendmark Funding Trust 2016-2A1	04/21/25	3.260	24,150,278
38,860,000	Lendmark Funding Trust 2017-1A1	12/22/25	2.830	38,564,454
18,340,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	18,178,474
19,500,000	Mariner Finance Issuance Trust 2017-AA1	02/20/29	3.620	19,532,237
55,510,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	54,680,092

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 1,911,747	MCA Fund I Holding LLC 2014-1 (3-Month USD-LIBOR + 2.000%)[1,2]	08/15/24	3.839%	$1,912,493
22,198,138	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	3.489	22,197,916
10,763,318	MMAF Equipment Finance LLC 2017-AA1	05/18/20	1.730	10,724,241
31,710,000	MMAF Equipment Finance LLC 2017-B1	10/15/20	1.930	31,468,950
23,130,000	Motor 2017-1 Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	2.427	23,156,253
3,573,378	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	3,575,339
8,840,753	Nationstar HECM Loan Trust 2017-1A1	05/25/27	1.968	8,781,354
13,053,926	Nationstar HECM Loan Trust 2017-2A1,2,3	09/25/27	2.038	12,964,180
32,905,375	Nationstar HECM Loan Trust 2018-1A1,2,3	02/25/28	2.760	32,905,369
10,705,084	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	10,651,392
12,104,084	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	2.583	12,085,323
4,927,564	Newtek Small Business Loan Trust 2010-1 (1-Month USD-LIBOR + 2.300%)[1,2]	02/25/41	4.197	4,922,409
15,314,931	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	4.897	15,619,698
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	21,961,581
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	15,754,603
40,800,000	Nissan Auto Receivables 2018-A Owner Trust	12/15/20	2.390	40,703,904

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 6,140,000	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1[1]	06/15/49	2.751%	$6,061,347
29,565,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	29,564,128
2,405,077	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	2,405,375
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,281,306
9,155,628	OSCAR US Funding Trust VI LLC 2017-1A1	05/11/20	2.300	9,107,625
27,919,436	OSCAR US Funding Trust VII LLC 2017-2A1	11/10/20	2.130	27,773,417
26,300,000	OSCAR US Funding Trust VIII LLC 2018-1A1	04/12/21	2.910	26,228,254
6,596,664	Oxford Finance Funding LLC 2014-1A1	12/15/22	3.475	6,520,084
14,750,000	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,697,810
29,000,000	PFS Financing Corp. 2017-AA (1-Month USD-LIBOR + 0.580%)[1,2]	03/15/21	2.477	29,031,311
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	25,903,728
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	33,683,623
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,474,181
9,768,668	ReadyCap Lending Small Business Loan Trust 2015-1 (1-Month USD-LIBOR + 1.250%)[2]	12/25/38	3.147	9,729,099
19,986,287	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	19,984,543
16,603,244	Santander Drive Auto Receivables Trust 2017-2	03/16/20	1.600	16,590,988
24,090,000	Santander Drive Auto Receivables Trust 2018-1	11/16/20	2.100	24,001,330
8,885,000	Santander Drive Auto Receivables Trust 2018-2	09/15/21	2.750	8,872,056

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 20,120,000	Securitized Term Auto Receivables Trust 2018-1A1	12/29/20	2.807%	$20,112,564
17,844,480	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	18,147,624
33,095,816	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,118,536
41,440,055	Spirit Master Funding LLC 2017-1A1	12/20/47	4.360	41,476,191
9,753,080	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,757,119
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,867,432
16,578,008	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,533,894
11,877,402	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	11,908,533
19,878,541	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	19,877,229
2,105	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	2,103
15,602,500	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	15,338,595
4,628,113	Tax Ease Funding 2016-1 LLC 2016-1A1	06/15/28	3.131	4,624,551
25,165,187	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	24,905,291
34,247,878	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	33,709,361
8,640,261	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	8,612,306
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	60,360,605
52,266,327	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	51,492,210
11,662,821	United Auto Credit Securitization Trust 2018-1[1]	04/10/20	2.260	11,640,159
2,492,721	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	2.623	2,499,252
12,488,094	Veros Automobile Receivables Trust 2017-1[1]	04/17/23	2.840	12,433,100
42,560,000	Westlake Automobile Receivables Trust 2018-1A1	12/15/20	2.240	42,397,187
19,570,000	World Financial Network Credit Card Master Trust 2016-B	06/15/22	1.440	19,507,047

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120%	$63,364,805
10,310,000	World Financial Network Credit Card Master Trust 2017-B	06/15/23	1.980	10,192,149
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	50,731,383
23,930,000	World Omni Auto Receivables Trust 2018-A	05/17/21	2.190	23,835,043
29,900,000	World Omni Auto Receivables Trust 2018-B	07/15/21	2.570	29,860,670
30,450,000	WRG Debt Funding II LLC 2017-1[1,4]	03/15/26	4.458	30,294,796
	Total Asset Backed Securities (Identified cost $2,878,483,860)			2,862,684,310

	COMMERCIAL MORTGAGE BACKED SECURITIES (3.9%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.743	15,547,162
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.468	26,015,454
6,349,000	BHMS Mortgage Trust 2014-ATLS (1-Month USD-LIBOR + 2.450%)[1,2]	07/05/33	4.337	6,372,317
32,018,000	BHMS Mortgage Trust 2014-ATLS[1,2,3]	07/05/33	4.691	31,924,258
30,910,000	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	2.766	30,913,277
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	4.797	31,204,583
5,606,418	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	5,487,966
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.531	9,323,159
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC (1-Month USD-LIBOR + 0.850%)[1,2]	02/13/32	2.745	22,681,287

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$ 29,435,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	2.745%	$29,480,983
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	2.597	32,655,971
7,370,691	WFCG Commercial Mortgage Trust 2015-BXRP (1-Month USD-LIBOR + 1.122%)[1,2]	11/15/29	3.019	7,373,003
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP (1-Month USD-LIBOR + 1.472%)[1,2]	11/15/29	3.369	11,472,523
	Total Commercial Mortgage Backed Securities
	(Identified cost $261,690,773)			260,451,943

	CORPORATE BONDS (33.2%)
	AEROSPACE/DEFENSE (0.4%)
24,988,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375	25,889,774

	AUTO MANUFACTURERS (2.5%)
58,193,000	Ford Motor Credit Co. LLC	10/01/18	2.875	58,197,974
27,950,000	Ford Motor Credit Co. LLC	01/08/19	2.943	27,965,308
33,898,000	General Motors Co.	10/02/18	3.500	34,021,758
22,260,000	General Motors Financial Co., Inc.	05/15/18	3.250	22,267,156
28,550,000	General Motors Financial Co., Inc.	01/15/19	3.100	28,606,358
				171,058,554

	BANKS (12.5%)
24,290,000	ANZ New Zealand (Int’l), Ltd., London Branch[1]	02/01/19	2.250	24,202,354
25,580,000	ANZ New Zealand (Int’l), Ltd., London Branch[1]	09/23/19	2.600	25,434,701
32,360,000	Bank of America Corp.	06/01/19	7.625	33,993,660
20,435,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	20,195,193

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$ 24,335,000	BNZ International Funding, Ltd., London Branch[1]	03/02/21	2.750%	$23,914,694
39,974,000	Citigroup, Inc.	05/15/18	6.125	40,028,764
38,280,000	Citizens Bank NA	03/14/19	2.500	38,209,492
17,940,000	Commonwealth Bank of Australia	09/06/19	2.300	17,795,564
26,250,000	Commonwealth Bank of Australia[1]	10/15/19	5.000	26,981,241
17,080,000	Fifth Third Bank	08/20/18	2.150	17,061,777
2,627,000	Fifth Third Bank	03/15/19	2.300	2,619,806
18,160,000	Goldman Sachs Group, Inc.	01/31/19	2.625	18,158,918
14,760,000	Goldman Sachs Group, Inc.	02/15/19	7.500	15,314,993
20,298,000	Huntington National Bank	06/30/18	2.000	20,285,966
20,035,000	JPMorgan Chase Bank NA (3-Month USD-LIBOR + 0.350%)[2]	04/26/21	3.086	20,021,088
40,856,000	KeyBank NA	03/08/19	2.350	40,777,280
49,001,000	Morgan Stanley	01/24/19	2.500	48,974,135
11,920,000	MUFG Americas Holdings Corp.	02/10/20	2.250	11,739,218
11,420,000	MUFG Bank, Ltd.[1]	09/09/18	2.700	11,426,598
22,990,000	MUFG Bank, Ltd.[1]	09/14/18	2.150	22,955,149
32,252,000	MUFG Bank, Ltd.[1]	03/10/19	2.300	32,104,659
13,760,000	National Australia Bank, Ltd.	07/12/19	1.375	13,526,078
38,712,000	Royal Bank of Canada	04/15/19	1.625	38,343,065
39,890,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	39,338,538
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,127,990
18,165,000	State Street Corp.	05/15/18	1.350	18,158,337
34,393,000	Svenska Handelsbanken AB	01/25/19	2.500	34,355,329
25,280,000	Toronto-Dominion Bank	09/10/18	2.625	25,301,130
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,346,227
11,500,000	Wells Fargo Bank NA	05/24/19	1.750	11,390,885
54,350,000	Wells Fargo Bank NA	01/15/20	2.400	53,840,366
10,000,000	Westpac Banking Corp.	07/30/18	2.250	10,001,794
11,428,000	Westpac Banking Corp.	11/19/19	4.875	11,757,382
35,277,000	Westpac Banking Corp.	03/06/20	2.150	34,725,157
				839,407,528

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	11

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BEVERAGES (0.3%)
$ 19,020,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650%	$18,799,332

	BIOTECHNOLOGY (0.8%)
50,910,000	Amgen, Inc.	05/10/19	1.900	50,516,614

	COMMERCIAL SERVICES (0.4%)
27,350,000	United Rentals North America, Inc.	07/15/23	4.625	27,760,250

	COMPUTERS (0.4%)
6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	6,916,962
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,143,479
				25,060,441

	DIVERSIFIED FINANCIAL SERVICES (1.6%)
1,174,756	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	1,192,221
15,950,000	Air Lease Corp.	09/04/18	2.625	15,951,998
20,500,000	Air Lease Corp.	01/15/19	3.375	20,563,716
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,815,625
8,790,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	8,833,950
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,542,500
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,720,156
				108,620,166

	ELECTRIC (2.8%)
37,629,000	Berkshire Hathaway Energy Co.	11/15/18	2.000	37,521,489
17,618,000	Dominion Energy, Inc.	01/15/19	1.875	17,506,608
54,231,000	Duke Energy Progress LLC	01/15/19	5.300	55,181,348
30,395,000	Electricite de France SA1	01/22/19	2.150	30,221,264
17,000,000	Electricite de France SA1	10/13/20	2.350	16,715,807
8,080,000	Mississippi Power Co. (3-Month USD-LIBOR + 0.650%)[2]	03/27/20	2.942	8,082,128
19,690,000	Nevada Power Co.	04/15/20	2.750	19,632,191
				184,860,835

The accompanying notes are an integral part of these financial statements.

12

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-SERVICES (0.4%)
$ 26,155,000	UnitedHealth Group, Inc.	07/16/18	1.900%	$26,128,845

	INSURANCE (3.5%)
15,775,000	Athene Global Funding[1]	10/23/18	2.875	15,775,767
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,485,612
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,251,377
38,630,000	Fairfax Financial Holdings, Ltd.[1]	05/15/21	5.800	40,664,875
7,638,000	Marsh & McLennan Cos, Inc.	09/10/19	2.350	7,574,287
22,800,000	New York Life Global Funding[1]	04/09/20	2.000	22,366,702
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	29,833,963
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,596,031
33,100,000	Vitality Re V, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/07/20	3.557	33,073,520
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	3.557	16,798,590
				235,420,724

	INTERNET (0.2%)
11,680,000	Expedia Group, Inc.	08/15/20	5.950	12,320,598

	INVESTMENT COMPANIES (1.3%)
6,800,000	Ares Capital Corp.	11/30/18	4.875	6,866,758
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,805,162
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,487,398
1,605,671	Carlyle Investment Management LLC[4]	07/15/19	3.296	1,605,671
22,645,000	FS Investment Corp.	01/15/20	4.250	22,594,310
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,460,521
				89,819,820

	MACHINERY – CONSTRUCTION & MINING (1.2%)
19,495,000	Caterpillar Financial Services Corp.	03/22/19	1.900	19,392,614
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,255,968

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	13

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MACHINERY – CONSTRUCTION & MINING (continued)
$ 17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100%	$17,316,261
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,208,490
				82,173,333

	MEDIA (0.1%)
8,781,000	TEGNA, Inc.	10/15/19	5.125	8,846,858

	OIL & GAS (0.0%)
6,691,713	Odebrecht Offshore Drilling Finance, Ltd. (6.72% cash, 1.00% PIK)[1,5]	12/01/26	7.720	1,940,597

	PHARMACEUTICALS (1.2%)
14,270,000	AbbVie, Inc.	05/14/18	1.800	14,267,717
34,063,000	AbbVie, Inc.	05/14/20	2.500	33,658,565
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,606,512
16,787,000	GlaxoSmithKline Capital, Inc.	05/15/18	5.650	16,808,653
				78,341,447

	PIPELINES (1.2%)
36,120,000	Kinder Morgan Energy Partners LP	02/01/19	2.650	36,092,622
22,261,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	22,330,217
18,843,000	TransCanada PipeLines, Ltd.	01/15/19	7.125	19,414,022
				77,836,861

	REAL ESTATE (0.2%)
11,490,000	Prologis International Funding II SA1	02/15/20	4.875	11,779,728

	RETAIL (0.5%)
31,840,000	Walmart, Inc.[2,3]	06/01/18	5.498	31,913,194

The accompanying notes are an integral part of these financial statements.

14

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (1.0%)
$ 43,638,000	Deutsche Telekom International Finance BV	08/20/18	6.750%	$44,183,190
24,672,375	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	24,582,814
				68,766,004

	TRANSPORTATION (0.3%)
16,626,000	Burlington Northern Santa Fe LLC	10/01/19	4.700	17,048,489

	TRUCKING & LEASING (0.4%)
11,480,000	GATX Corp.	07/30/18	2.375	11,473,830
17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	17,072,625
				28,546,455
	Total Corporate Bonds (Identified cost $2,230,913,908)			2,222,856,447

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.7%)
20,000,000	American Tower Corporation (3-Month USD-LIBOR + 0.875%)[2]	03/29/19	3.238	20,000,000
18,998,194	Analog Devices, Inc. (1-Month USD-LIBOR + 1.125%)[2]	09/23/19	3.025	18,998,194
3,826,381	Analog Devices, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/23/21	3.150	3,821,598
9,633,139	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.401	9,729,471
40,000,000	AT&T, Inc. Term A (3-Month USD-LIBOR + 1.000%)[2]	05/15/19	3.363	39,900,000
13,532,738	Avolon TLB Borrower 1 (US) LLC Term B2 (1-Month USD-LIBOR + 2.250%)[2]	03/21/22	4.147	13,553,443
5,000,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 4.000%)[2]	10/31/24	6.359	5,021,100

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	15

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 21,318,633	Brixmor Operating Partnership LP (1-Month USD-LIBOR + 1.400%)[2]	03/18/19	3.338%	$21,318,633
35,112,000	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR + 2.000%)[2]	04/30/25	3.910	35,249,990
24,691,875	Dell International LLC Term A2 (1-Month USD-LIBOR + 1.750%)[2]	09/07/21	3.660	24,722,740
25,124,587	Dell International LLC Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	3.910	25,195,187
34,844,329	Delos Finance S.a.r.l (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	4.052	35,049,562
54,400,000	Discovery Communications LLC (1-Month USD-LIBOR + 1.150%)[2]	03/05/21	3.391	54,400,000
20,736,521	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	5.651	20,736,521
11,289,766	Entergy Rhode Island Energy LP Term B (1-Month USD-LIBOR + 4.750%)[2]	12/19/22	6.660	11,346,215
26,800,000	Frontera Generation Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	04/25/25	6.613	26,934,000
13,107,999	HCA, Inc. Term B11 (1-Month USD-LIBOR + 1.750%)[2]	03/17/23	3.651	13,175,374
19,000,000	Mallinckrodt International Finance SA (3-Month USD-LIBOR + 3.000%)[2]	02/24/25	4.820	18,962,000
25,729,740	Mallinckrodt International Finance SA Term B (3-Month USD-LIBOR + 2.750%)[2]	09/24/24	5.203	25,504,604
13,984,138	RPI Finance Trust Term A3 (3-Month USD-LIBOR + 1.750%)[2]	10/14/21	4.052	13,984,137
47,697,293	RPI Finance Trust Term B6 (3-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.302	47,901,914
24,742,270	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	4.438	24,804,125
3,553,276	SS&C Technologies Holdings, Inc. Term B3 (3-Month USD-LIBOR + 2.500%)[2]	04/16/25	4.401	3,575,484

The accompanying notes are an integral part of these financial statements.

16

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 16,349,533	TerraForm Power Operating LLC (1-Month USD-LIBOR + 2.750%)[2]	11/08/22	4.651%	$16,410,844
33,063,440	Western Digital Corporation Term B3 (1-Month USD-LIBOR + 2.000%)[2]	04/29/23	3.900	33,240,660
20,000,000	Western Union Company (1-Month USD-LIBOR + 1.500%)[2]	04/09/21	3.394	20,025,000
1,345,000	Wyndham Hotels & Resorts, Inc. Term B (3-Month USD-LIBOR + 1.750%)[2]	03/28/25	4.113	1,354,926
	Total Loan Participations and Assignments
	(Identified cost $584,142,730)			584,915,722

	MUNICIPAL BONDS (5.4%)
14,250,000	Baylor Health Care System, Revenue Bonds[2,3]	11/15/25	2.566	13,489,620
5,000,000	Butler County General Authority, Revenue Bonds, AGM[6]	05/07/18	1.770	5,000,000
24,000,000	California Statewide Communities Development Authority, Revenue Bonds[6]	05/07/18	1.750	24,000,000
17,800,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[6]	05/01/18	1.570	17,800,000
6,800,000	City of Charlotte, North Carolina, Certificates of Participation[6]	05/07/18	1.700	6,800,000
10,800,000	City of New York, General Obligation Bonds[6]	05/07/18	1.750	10,800,000
23,635,000	City of New York, General Obligation Bonds[6]	05/07/18	1.750	23,635,000
8,585,000	City of Whittier, California, Revenue Bonds[6]	05/07/18	1.680	8,585,000
52,300,000	County of Franklin, Ohio, Revenue Bonds[6]	05/07/18	1.730	52,300,000
37,800,000	Minnesota Housing Finance Agency, Revenue Bonds, GNMA/FNMA/ FHLMC[6]	05/07/18	1.750	37,800,000

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	17

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000%	$15,414,656
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.018	10,097,071
85,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.018	85,475,205
10,850,000	New York City Water & Sewer System, Revenue Bonds[6]	05/01/18	1.610	10,850,000
10,815,000	North Carolina Medical Care Commission, Revenue Bonds[6]	05/07/18	1.700	10,815,000
4,150,000	North Dakota Housing Finance Agency, Revenue Bonds[6]	05/07/18	1.750	4,150,000
13,300,000	Ohio Higher Educational Facility Commission, Revenue Bonds[6]	05/01/18	1.520	13,300,000
6,641,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	6,530,693
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,324,129
	Total Municipal Bonds (Identified cost $359,366,796)			359,166,374

	U.S. GOVERNMENT AGENCY OBLIGATIONS (3.0%)
185,000,000	Federal Home Loan Bank Discount Notes[7]	05/01/18	0.000	185,000,000
116,409	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.788%)[2]	04/01/36	3.633	122,021
34,949	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	3.240	36,736

The accompanying notes are an integral part of these financial statements.

18

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 26,133	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.557%	$27,356
54,682	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.822%)[2]	02/01/37	3.803	57,167
7,833,415	Federal National Mortgage Association (FNMA)	07/01/35	5.000	8,410,761
533,664	Federal National Mortgage Association (FNMA)	11/01/35	5.500	584,085
60,924	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.957%)[2]	07/01/36	3.707	64,427
106,716	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.715%)[2]	09/01/36	3.465	111,978
65,184	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.829%)[2]	01/01/37	3.630	68,286
454,206	Federal National Mortgage Association (FNMA)	08/01/37	5.500	497,017
5,296,638	Federal National Mortgage Association (FNMA)	08/01/37	5.500	5,812,274
2,368,209	Federal National Mortgage Association (FNMA)	06/01/40	6.500	2,638,342
16,107	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	2.750	16,646
	Total U.S. Government Agency Obligations
	(Identified cost $203,093,718)			203,447,096

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	19

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (4.1%)
$ 80,000,000	U.S. Treasury Bill[7]	05/17/18	0.000%	$79,944,944
50,000,000	U.S. Treasury Bill[7,8]	06/21/18	0.000	49,893,927
35,000,000	U.S. Treasury Bill[7]	08/09/18	0.000	34,820,628
50,000,000	U.S. Treasury Bill[7]	09/27/18	0.000	49,604,736
65,000,000	U.S. Treasury Bill[7]	01/03/19	0.000	64,118,090
	Total U.S. Treasury Bills (Identified cost $278,488,843)			278,382,325
TOTAL INVESTMENTS (Identified cost $6,796,180,628)[9]			101.0%	$6,771,904,217
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.0)%	(67,294,202)
NET ASSETS			100.0%	$6,704,610,015

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2018 was $ 2,962,046,684 or 44.2% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
[6]	Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2018.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[9]	The aggregate cost for federal income tax purposes is $6,796,180,628, the aggregate gross unrealized appreciation is $8,997,781 and the aggregate gross unrealized depreciation is $32,170,905, resulting in net unrealized depreciation of $23,173,124.

Abbreviations:

AGM – Assured Guaranty Municipal Corporation.

CMT – Constant Maturity Treasury.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

LIBOR – London Interbank Offered Rate.

The accompanying notes are an integral part of these financial statements.

20

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2018:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	600	June 2018	$127,209,375	$127,228,126	$(18,751)
U.S. Treasury 5-Year Notes	2,377	June 2018	270,792,297	269,808,072	984,225
U.S. Treasury 10-Year Notes	588	June 2018	70,477,313	70,339,500	137,813
					$1,103,287

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	21

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2018
Asset Backed Securities	$–	$2,832,389,514	$30,294,796	$2,862,684,310
Commercial Mortgage Backed Securities	–	260,451,943	–	260,451,943
Corporate Bonds	–	2,221,250,776	1,605,671	2,222,856,447
Loan Participations and Assignments	–	584,915,722	–	584,915,722
Municipal Bonds	–	359,166,374	–	359,166,374
U.S. Government Agency Obligations	–	203,447,096	–	203,447,096
U.S. Treasury Bills	–	278,382,325	–	278,382,325
Total Investments, at value	$–	$6,740,003,750	$31,900,467	$6,771,904,217
Other Financial Instruments, at value
Financial Futures Contracts	$1,103,287	$–	$–	$1,103,287
Other Financial Instruments, at value	$1,103,287	$–	$–	$1,103,287

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	23

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2018:

	Asset Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2017	$–	$2,247,939	$2,247,939
Purchases	–	–	–
Sales / Paydowns	–	(642,268)	(642,268)
Realized gains (losses)	–	–	–
Change in unrealized appreciation (depreciation)	58,933	–	58,933
Amortization	–	–	–
Transfers from Level 3	–	–	–
Transfers to Level 3*	30,235,863	–	30,235,863
Balance as of April 30, 2018	$30,294,796	$1,605,671	$31,900,467

*	Transfers are reflected at the value of the security at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs to determine fair value.

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $6,796,180,628)	$6,771,904,217
Cash	195,920
Receivables for:
Investments sold	51,213,297
Interest	27,415,163
Shares sold	5,592,191
Investment advisory and administrative fee waiver reimbursement	39,256
Other	2,512,946
Prepaid assets	10,873
Total Assets	6,858,883,863
LIABILITIES:
Payables for:
Investments purchased	138,156,450
Shares redeemed	14,132,870
Investment advisory and administrative fees	1,427,267
Futures variation margin on open contracts	242,281
Custody and fund accounting fees	109,103
Periodic distributions	100,396
Professional fees	48,321
Shareholder servicing fees	24,068
Transfer agent fees	912
Board of Trustees’ fees	902
Accrued expenses and other liabilities	31,278
Total Liabilities	154,273,848
NET ASSETS	$6,704,610,015
Net Assets Consist of:
Paid-in capital	$6,768,942,120
Undistributed net investment income	2,252,766
Accumulated net realized loss on investments in securities and futures contracts	(43,411,747)
Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	(23,173,124)
Net Assets	$6,704,610,015
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($169,423,790 ÷ 16,678,726 shares outstanding)	$10.16
CLASS I SHARES
($6,535,186,225 ÷ 643,629,895 shares outstanding)	$10.15

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	25

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2018 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$83,178,559
Other income	675,133
Total Income	83,853,692
Expenses:
Investment advisory and administrative fees	8,659,116
Custody and fund accounting fees	285,941
Shareholder servicing fees	106,257
Professional fees	47,337
Board of Trustees’ fees	26,618
Transfer agent fees	20,408
Miscellaneous expenses	144,938
Total Expenses	9,290,615
Expense offset arrangement	(79,485)
Investment advisory and administrative fee waiver	(100,907)
Net Expenses	9,110,223
Net Investment Income	74,743,469
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(8,498,117)
Net realized gain on futures contracts	16,725,631
Net realized gain on investments in securities and futures contracts	8,227,514
Net change in unrealized appreciation/(depreciation) on investments in securities	(28,591,899)
Net change in unrealized appreciation/(depreciation) on futures contracts	(4,254,604)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(32,846,503)
Net Realized and Unrealized Loss	(24,618,989)
Net Increase in Net Assets Resulting from Operations	$50,124,480

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE IN NET ASSETS:
Operations:
Net investment income	$74,743,469	$127,287,300
Net realized gain on investments in securities and futures contracts	8,227,514	11,359,824
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(32,846,503)	20,117,102
Net increase in net assets resulting from operations	50,124,480	158,764,226
Dividends and distributions declared:
From net investment income:
Class N	(1,249,175)	(1,046,363)
Class I	(72,953,593)	(124,987,733)
Total dividends and distributions declared	(74,202,768)	(126,034,096)
Share transactions:
Proceeds from sales of shares*	1,918,980,479	4,351,810,164
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	12,119,196	16,722,566
Cost of shares redeemed*	(1,620,701,578)	(2,762,241,924)
Net increase in net assets resulting from share transactions	310,398,097	1,606,290,806
Total increase in net assets	286,319,809	1,639,020,936

NET ASSETS:
Beginning of period	6,418,290,206	4,779,269,270
End of period (including undistributed net investment income of $2,252,766 and $1,712,065, respectively)	$6,704,610,015	$6,418,290,206

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	27

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.19	$10.13	$10.14	$10.31	$10.35	$10.44
Income from investment operations:
Net investment income[1]	0.11	0.21	0.19	0.18	0.14	0.15
Net realized and unrealized gain (loss)	(0.03)	0.05	(0.00)[2]	(0.17)	(0.01)	(0.06)
Total income from investment operations	0.08	0.26	0.19	0.01	0.13	0.09
Less dividends and distributions:
From net investment income	(0.11)	(0.20)	(0.20)	(0.18)	(0.14)	(0.15)
From net realized gains	–	–	–	–	(0.03)	(0.03)
Total dividends and distributions	(0.11)	(0.20)	(0.20)	(0.18)	(0.17)	(0.18)
Net asset value, end of period	$10.16	$10.19	$10.13	$10.14	$10.31	$10.35
Total return	0.77%[3]	2.64%	1.90%	0.10%	1.32%	0.82%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$169	$72	$42	$2,557	$2,625	$2,170
Ratio of expenses to average net assets before reductions	0.54%[4]	0.67%	0.49%	0.48%	0.48%	0.49%
Fee waiver	0.19%[4,5]	0.27%[5]	0.01%[5]	–%	–%	–%
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.35%[4]	0.40%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	2.20%[4]	2.05%	1.91%	1.75%	1.36%	1.44%
Portfolio turnover rate	18%[3]	52%	53%	46%	35%	48%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017 and 2016, reflect fees reduced as result of voluntary operating expense limitation of the share class to 0.35%, prior to March 24, 2017, the expense limitation of share class was 0.48%. The agreement is effective for the periods beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, the waived fees were $100,907, $132,560 and $45,079, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

28

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.19	$10.13	$10.14	$10.31	$10.35	$10.44
Income from investment operations:
Net investment income[1]	0.11	0.22	0.22	0.20	0.16	0.17
Net realized and unrealized gain (loss)	(0.04)	0.06	(0.01)	(0.17)	(0.01)	(0.06)
Total income from investment operations	0.07	0.28	0.21	0.03	0.15	0.11
Less dividends and distributions:
From net investment income	(0.11)	(0.22)	(0.22)	(0.20)	(0.16)	(0.17)
From net realized gains	–	–	–	–	(0.03)	(0.03)
Total dividends and distributions	(0.11)	(0.22)	(0.22)	(0.20)	(0.19)	(0.20)
Net asset value, end of period	$10.15	$10.19	$10.13	$10.14	$10.31	$10.35
Total return	0.70%[2]	2.77%	2.13%	0.30%	1.52%	1.01%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$6,535	$6,346	$4,737	$2,153	$2,547	$1,448
Ratio of expenses to average net assets before reductions	0.27%[3]	0.28%	0.27%	0.28%	0.29%	0.29%
Expense offset arrangement	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.27%[3]	0.28%	0.27%	0.28%	0.29%	0.29%
Ratio of net investment income to average net assets	2.22%[3]	2.17%	2.21%	1.94%	1.56%	1.63%
Portfolio turnover rate	18%[2]	52%	53%	46%	35%	48%

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. The Fund offers Class N and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2018, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Future contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2018, are listed in the Schedule of Investments.

For the six months ended April 30, 2018, the average monthly notional amount of open futures contracts was 502,800,231. The range of monthly notional values was $341,269,609 to $723,558,283.

financial statements april 30, 2018	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2018

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts.	$1,122,038	*	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts.	$(18,751	)*
Total		$1,122,038			$(18,751)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain on Derivatives
Futures Contracts	$16,725,631
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(4,254,604)

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities

financial statements april 30, 2018	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $1,249,175 and $72,953,593 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2018.

The tax character of distributions paid during the years ended October 31, 2017 and 2016, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2017:	$126,034,096	$–	$126,034,096	$–	$126,034,096
2016:	107,734,086	–	107,734,086	–	107,734,086

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

As of October 31, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a book basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$1,712,065	$–	$1,712,065	$(45,774,424)	$(5,864,837)	$9,673,379	$(40,253,817)
2016:	1,631,645	–	1,631,645	(61,521,827)	(2,650,042)	(10,443,723)	(72,983,947)

During the year ended October 31, 2017, the Fund utilized $15,747,403 of its capital loss carryforwards.

The Fund had $45,774,424 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2017, of which $4,893,730 and $40,880,694, is attributable to short-term and long-term capital losses, respectively.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

financial statements april 30, 2018	35

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administration services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1,000,000,000 of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1,000,000,000. For the six months ended April 30, 2018, the Fund incurred $8,659,116 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 24, 2017 the Investment Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary courses of the Fund’s business) of Class N to 0.35%. Effective December 29, 2015 and prior to March 24, 2017 the Investment Adviser had voluntarily agreed to limit the annual fund operating expenses of Class N to 0.48%. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2018, the Investment Adviser waived fees in the amount of $100,907 for Class N.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2018, Class N shares of the Fund incurred $106,257 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2018, the Fund incurred $285,941 in custody and fund accounting fees. These fees for the Fund were reduced by $79,485 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for

36

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

the six months ended April 30, 2018, was $1,921. This amount is presented under line item “Custody and fund accounting fees” in the Statements of Operations.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2018, the Fund incurred $26,618 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2018, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $2,211,017,961 and $1,219,042,043, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	12,033,470	$122,503,115	4,739,548	$48,279,174
Shares issued in connection with reinvestments of dividends	109,195	1,110,325	73,191	744,949
Shares redeemed	(2,545,501)	(25,913,352)	(1,925,295)	(19,575,111)
Net increase	9,597,164	$97,700,088	2,887,444	$29,449,012
Class I
Shares sold	176,480,671	$1,796,477,364	423,523,826	$4,303,530,990
Shares issued in connection with reinvestments of dividends	1,083,273	11,008,871	1,571,105	15,977,617
Shares redeemed	(156,767,068)	(1,594,788,226)	(269,859,797)	(2,742,666,813)
Net increase	20,796,876	$212,698,009	155,235,134	$1,576,841,794

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2018 and the year ended October 31, 2017. Specifically:

During the six months ended April 30, 2018, 117,076 shares of Class N were exchanged for 117,076 shares of Class I valued at $1,190,667.

financial statements april 30, 2018	37

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

During the year ended 2017, 10,213 shares of Class N were exchanged for 10,223 shares of Class I valued at $104,072.

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will

38

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.	Recent Pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for years, and interim periods within those years, beginning after December 15, 2018. Management is currently evaluating the application of ASU 2017-08 and its impact, if any, on the Fund’s financial statements.

8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2018 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2018	39

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2018 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2018 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class N
Actual	$1,000	$1,008	$1.74
Hypothetical[2]	$1,000	$1,023	$1.76

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class I
Actual	$1,000	$1,007	$1.34
Hypothetical[2]	$1,000	$1,023	$1.35

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2018	41

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2018 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2017 and an in-person meeting on December 11, 2017, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 11, 2017 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund’s shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

42

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information during the November and December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed the report’s findings with representatives of the independent third party who compiled the report and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s outperformance over the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2017. In evaluating the performance of the Fund, the Board considered the risk

financial statements april 30, 2018	43

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the voluntary waiver. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by an independent third party, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2017, and for the prior eight years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

44

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

financial statements april 30, 2018	45

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST
April 30, 2018 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

46

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH& Co. could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

financial statements april 30, 2018	47

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the

48

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker- dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH. BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

financial statements april 30, 2018	49

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

50

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

financial statements april 30, 2018	51

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2018

BBH INTERMEDIATE MUNICIPAL BOND FUND

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO ALLOCATION
April 30, 2018 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$126,943,725	101.7%
Liabilities in Excess of Other Assets	(2,126,279)	(1.7)
NET ASSETS	$124,817,446	100.0%

All data as of April 30, 2018. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$41,413,102	32.6%
AA	40,366,917	31.8
A	40,687,949	32.1
BBB	4,475,757	3.5
TOTAL INVESTMENTS	$126,943,725	100.0%

All data as of April 30, 2018. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (101.7%)
	Alabama (0.0%)
$ 50,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$54,663
	Total Alabama			54,663
	Arizona (0.4%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	497,149
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	60,979
	Total Arizona			558,128

	California (11.4%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	780,350
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,379,460
750,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	752,242
2,600,000	California Statewide Communities Development Authority, Revenue Bonds[4]	05/07/18	1.640	2,600,000
1,000,000	California Statewide Communities Development Authority, Revenue Bonds[2,3]	11/01/33	2.625	997,150
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	819,570
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	849,365
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	26,142
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	806,700
80,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	2.682	81,027

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$ 500,000	Monterey Peninsula Community College District, General Obligation Bonds[1]	08/01/26	0.000%	$389,070
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	829,230
1,500,000	State of California, General Obligation Bonds	12/01/22	2.500	1,496,115
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/23	0.000	864,690
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	833,840
1,120,000	Whittier Union High School District, General Obligation Bonds[1]	08/01/29	0.000	773,360
	Total California			14,278,311
	Connecticut (6.1%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,094,265
530,000	Connecticut Housing Finance Authority, Revenue Bonds[5]	05/15/23	2.800	529,751
150,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds (1-Month USD-LIBOR + 0.550%)[2]	07/01/49	1.814	150,139
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	2.740	1,014,670
1,595,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	1,741,214
1,620,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	1,846,946
1,035,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	1,187,838
	Total Connecticut			7,564,823

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (2.0%)
$ 1,015,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000%	$1,113,273
1,000,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,123,690
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	38,565
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,013
220,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2,3]	11/15/23	2.622	220,000
	Total Florida			2,506,541

	Georgia (7.0%)
1,500,000	Bartow County Development Authority, Revenue Bonds[2,3]	09/01/29	2.050	1,467,720
1,200,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.000	1,180,632
1,350,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.250	1,329,804
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[2,3]	01/01/21	3.121	65,450
1,500,000	State of Georgia, General Obligation Bonds	02/01/24	5.000	1,718,550
1,000,000	State of Georgia, General Obligation Bonds	12/01/24	5.000	1,160,680
1,500,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	1,795,635
	Total Georgia			8,718,471

	Illinois (1.9%)
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	75,269
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	363,643

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$ 100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000%	$101,666
170,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	170,483
300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	300,852
1,175,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	1,310,924
	Total Illinois			2,322,837

	Indiana (1.2%)
1,520,000	Indiana University, Revenue Bonds	06/01/29	2.750	1,477,379
	Total Indiana			1,477,379

	Iowa (1.0%)
1,170,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	1,211,851
	Total Iowa			1,211,851

	Kansas (0.3%)
200,000	City of La Cygne, Revenue Bonds, NPFG[2,3]	04/15/27	2.720	192,726
100,000	City of St. Marys, Revenue Bonds, NPFG[2,3]	04/15/32	2.720	96,256
100,000	City of Wamego, Revenue Bonds, NPFG[2,3]	04/15/32	3.620	96,254
	Total Kansas			385,236

	Maryland (1.7%)
1,870,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	2,152,781
	Total Maryland			2,152,781

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (3.7%)
$ 300,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2,3]	11/01/19	3.092%	$301,893
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2,3]	06/01/22	3.992	1,553,250
1,025,000	Commonwealth of Massachusetts, General Obligation Bonds	11/01/27	5.000	1,228,934
500,000	Massachusetts Clean Water Trust, Revenue Bonds[2,3]	08/01/23	2.160	499,505
100,000	Massachusetts Development Finance Agency, Revenue Bonds[4]	05/01/18	1.610	100,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	995,240
	Total Massachusetts			4,678,822

	Michigan (4.1%)
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	383,369
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	104,260
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	103,566
350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	414,865
1,520,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,798,434
1,005,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	1,204,201
1,150,000	University of Michigan, Revenue Bonds[4]	05/01/18	1.520	1,150,000
	Total Michigan			5,158,695

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (5.0%)
$ 1,800,000	Hastings Independent School District No 200, General Obligation Bonds[1]	02/01/26	0.000%	$1,433,538
3,000,000	Minnesota Higher Education Facilities Authority, Revenue Bonds[4]	05/07/18	1.710	3,000,000
1,805,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/25	2.800	1,762,456
	Total Minnesota			6,195,994

	Missouri (0.7%)
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2,3]	06/01/31	2.799	310,000
600,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2,3]	06/01/31	2.856	600,000
	Total Missouri			910,000

	Nebraska (0.3%)
355,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	386,478
	Total Nebraska			386,478

	New Jersey (7.3%)
1,540,000	New Jersey Economic Development Authority, Revenue Bonds, (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	3.300	1,524,939
1,315,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,365,641
1,125,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,186,616
460,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	489,868

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$ 1,385,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000%	$957,395
1,855,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	1,048,817
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	2.071	2,516,325
	Total New Jersey			9,089,601

	New York (8.7%)
1,500,000	Metropolitan Transportation Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	11/01/26	2.200	1,500,915
200,000	New York City Water & Sewer System, Revenue Bonds[4]	05/01/18	1.540	200,000
400,000	New York City Water & Sewer System, Revenue Bonds[4]	05/01/18	1.540	400,000
100,000	New York City Water & Sewer System, Revenue Bonds[4]	05/01/18	1.550	100,000
200,000	New York City Water & Sewer System, Revenue Bonds[4]	05/01/18	1.550	200,000
1,000,000	New York State Dormitory Authority, Revenue Bonds	02/15/25	5.000	1,154,440
520,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/23	4.590	520,000
270,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/25	4.743	270,000
305,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/26	4.727	305,000

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$ 600,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	03/01/27	4.700%	$600,000
1,110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	07/01/27	3.680	1,110,000
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	07/01/27	4.743	1,890,000
750,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA[2,3]	07/01/29	4.590	750,000
2,000,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	05/01/34	2.800	1,920,340
	Total New York			10,920,695

	North Carolina (4.0%)
300,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	05/01/18	1.570	300,000
1,300,000	City of Charlotte Water & Sewer System, Revenue Bonds[4]	05/07/18	1.680	1,300,000
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,614,443
1,575,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,807,596
	Total North Carolina			5,022,039

	Ohio (1.6%)
200,000	County of Montgomery, Revenue Bonds[4]	05/01/18	1.550	200,000
1,520,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds	12/01/25	5.000	1,785,483
	Total Ohio			1,985,483

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (4.8%)
$ 150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000%	$161,953
75,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	82,061
900,000	Geisinger Authority, Revenue Bonds[4]	05/01/18	1.590	900,000
400,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	05/01/18	1.550	400,000
600,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	05/01/18	1.550	600,000
800,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	05/01/18	1.550	800,000
270,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	295,140
1,400,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,584,562
1,000,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	1,118,180
	Total Pennsylvania			5,941,896

	South Dakota (0.4%)
505,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	554,000
	Total South Dakota			554,000
	Tennessee (0.9%)
1,090,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	1,128,499
	Total Tennessee			1,128,499

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (16.1%)
$ 1,270,000	Allen Independent School District, General Obligation Bonds	02/15/24	5.000%	$1,444,409
1,080,000	Allen Independent School District, General Obligation Bonds	02/15/25	5.000	1,246,071
1,170,000	City of Houston Airport System, Revenue Bonds	07/01/25	5.000	1,325,434
325,000	City of Houston Airport System, Revenue Bonds, AGM[2,3]	07/01/30	3.480	325,000
750,000	City of Houston Airport System, Revenue Bonds, AGM[2,3]	07/01/30	3.541	750,000
475,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	3.750	475,000
525,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	3.800	525,000
725,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	3.800	725,000
1,580,000	Cuero Independent School District, General Obligation Bonds	08/15/27	5.000	1,880,943
1,000,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,136,260
2,305,000	Frisco Independent School District, General Obligation Bonds	08/15/26	5.000	2,713,008
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,185,670
1,175,000	Houston Independent School District, General Obligation Bonds	02/15/25	5.000	1,355,680
2,000,000	State of Texas, General Obligation Bonds	04/01/25	5.000	2,321,120
380,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	397,894
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	101,882
480,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	525,221

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$ 370,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	2.293%	$369,989
1,300,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	2.300	1,284,205
	Total Texas			20,087,786

	Virginia (5.4%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,046,506
2,000,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,348,560
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,312,351
	Total Virginia			6,707,417

	Washington (1.2%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	551,495
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	433,670
445,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	453,175
	Total Washington			1,438,340

	Wisconsin (3.2%)
290,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	322,663
1,800,000	Public Finance Authority, Revenue Bonds[2,3]	07/01/29	2.000	1,759,320
1,590,000	State of Wisconsin, General Obligation Bonds	05/01/25	5.000	1,851,491
	Total Wisconsin			3,933,474

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wyoming (1.3%)
$ 1,500,000	Wyoming Community Development Authority, Revenue Bonds[5]	12/01/43	4.000%	$1,573,485
	Total Wyoming			1,573,485
	Total Municipal Bonds (Identified cost $126,808,251)			126,943,725

TOTAL INVESTMENTS (Identified cost $126,808,251)[6]	101.7%	$126,943,725
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)%	(2,126,279)
NET ASSETS	100.0%	$124,817,446

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2018.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $126,808,251, the aggregate gross unrealized appreciation is $1,158,417 and the aggregate gross unrealized depreciation is $1,022,943, resulting in net unrealized appreciation of $135,474.

Abbreviations:

AGC – Assured Guaranty Corporation.

AGM – Assured Guaranty Municipal Corporation.

AMBAC – AMBAC Financial Group, Inc.

BHAC – Berkshire Hathaway Assurance Corporation.

FGIC – Financial Guaranty Insurance Company.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

LIBOR – London Interbank Offered Rate.

NPFG –National Public Finance Guarantee Corporation.

SIFMA – Securities Industry and Financial Markets Association.

XLCA – XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2018 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2018
Municipal Bonds**	$–	$126,943,725	$–	$126,943,725
Investments, at value	$–	$126,943,725	$–	$126,943,725

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2018.
**	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $126,808,251)	$126,943,725
Receivables for:
Interest	966,197
Investment advisory and administrative fee waiver reimbursement	21,255
Shares sold	575
Other	6,292
Prepaid assets	11,526
Total Assets	127,949,570
LIABILITIES:
Due to Custodian	1,959
Payables for:
Investments purchased	3,019,290
Investment advisory and administrative fees	53,221
Professional fees	34,867
Custody and fund accounting fees	10,886
Shares redeemed	3,373
Shareholder servicing fees	3,144
Transfer agent fees	2,104
Board of Trustees’ fees	1,513
Accrued expenses and other liabilities	1,767
Total Liabilities	3,132,124
NET ASSETS	$124,817,446
Net Assets Consist of:
Paid-in capital	$124,629,028
Distributions in excess of net investment income	(4,493)
Accumulated net realized gain on investments in securities	57,437
Net unrealized appreciation/(depreciation) on investments in securities	135,474
Net Assets	$124,817,446
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($27,013,329 ÷ 2,652,226 shares outstanding)	$10.19
CLASS I SHARES
($97,804,117 ÷ 9,612,462 shares outstanding)	$10.17

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2018 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$1,354,731
Other income	289
Total Income	1,355,020
Expenses:
Investment advisory and administrative fees	193,156
Professional fees	32,463
Board of Trustees’ fees	27,292
Custody and fund accounting fees	18,823
Shareholder servicing fees	17,233
Transfer agent fees	16,677
Miscellaneous expenses	35,699
Total Expenses	341,343
Investment advisory and administrative fee waiver	(86,288)
Expense offset arrangement	(686)
Net Expenses	254,369
Net Investment Income	1,100,651
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments in securities	58,123
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,975,569)
Net Realized and Unrealized Loss	(1,917,446)
Net Decrease in Net Assets Resulting from Operations	$(816,795)

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,100,651	$1,996,307
Net realized gain on investments in securities	58,123	1,099,658
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,975,569)	(534,966)
Net increase (decrease) in net assets resulting from operations	(816,795)	2,560,999
Dividends and distributions declared:
From net investment income:
Class N	(193,360)	(449,944)
Class I	(911,784)	(1,740,315)
From net realized gains:
Class N	(153,240)	(307,076)
Class I	(652,928)	(842,969)
Total dividends and distributions declared	(1,911,312)	(3,340,304)
Share transactions:
Proceeds from sales of shares*	58,614,340	22,328,960
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	895,360	1,394,699
Proceeds from short-term redemption fees	194	146
Cost of shares redeemed*	(19,454,199)	(24,953,058)
Net increase (decrease) in net assets resulting from share transactions	40,055,695	(1,229,253)
Total increase (decrease) in net assets	37,327,588	(2,008,558)
NET ASSETS:
Beginning of period	87,489,858	89,498,416
End of period (including distributions in excess of net investment income of $4,493 and $0, respectively)	$124,817,446	$87,489,858

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,				For the period from April 1, 2014 (commencement of operations) to October 31, 2014
		2017		2016	2015
Net asset value, beginning of period	$10.48	$10.56		$10.29	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.11	0.22		0.18	0.15	0.09
Net realized and unrealized gain (loss)	(0.19)	0.11		0.29	0.08	0.29
Total income (loss) from investment operations	(0.08)	0.33		0.47	0.23	0.38
Less dividends and distributions:
From net investment income	(0.11)	(0.26)		(0.18)	(0.16)	(0.08)
From net realized gains	(0.10)	(0.15)		(0.02)	(0.08)	–
Total dividends and distributions	(0.21)	(0.41)		(0.20)	(0.24)	(0.08)
Short-term redemption fees[1]	0.00 [2]	0.0	0[2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.19	$10.48		$10.56	$10.29	$10.30
Total return	(0.86)%[3]	3.20%		4.64%	2.29%	3.82%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$27	$16		$23	$26	$1
Ratio of expenses to average net assets before reductions	1.03%[4]	1.05%		1.03%	1.10%	8.78%[5]
Fee waiver	0.38%[4,6]	0.40%[6]		0.38%[6]	0.45%[6]	8.13%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]		0.00%[7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%		0.65%	0.65%	0.65%[5]
Ratio of net investment income to average net assets	2.16%[4]	2.16%		1.73%	1.43%	1.43%[5]
Portfolio turnover rate	63%[3]	125%		77%	142%	91%[3]
Portfolio turnover rate[8]	21%[3]	64%		40%	83%	56%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017, 2016 and 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2019, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2018, the years ended October 31, 2017, 2016 and 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $32,896, $78,871, $92,199, $71,871 and $47,942, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2018 (unaudited)	For the years ended October 31,			For the period from April 1, 2014 (commencement of operations) to October 31, 2014
		2017	2016	2015
Net asset value, beginning of period	$10.47	$10.55	$10.28	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.12	0.25	0.20	0.18	0.09
Net realized and unrealized gain (loss)	(0.21)	0.09	0.29	0.06	0.30
Total income (loss) from investment operations	(0.09)	0.34	0.49	0.24	0.39
Less dividends and distributions:
From net investment income	(0.11)	(0.27)	(0.20)	(0.18)	(0.09)
From net realized gains	(0.10)	(0.15)	(0.02)	(0.08)	–
Total dividends and distributions	(0.21)	(0.42)	(0.22)	(0.26)	(0.09)
Short-term redemption fees[1]	—	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.17	$10.47	$10.55	$10.28	$10.30
Total return	(0.89)%[3]	3.36%	4,80%	2.33%	3.89%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$98	$71	$66	$66	$52
Ratio of expenses to average net assets before reductions	0.64%[4]	0.69%	0.68%	0.78%	0.88%[5]
Fee waiver	0.14%[4,6]	0.19%[6]	0.18%[6]	0.28%[6]	0.38%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.50%[4]	0.50%	0.50%	0.50%	0.50%[5]
Ratio of net investment income to average net assets	2.31%[4]	2.46%	1.88%	1.72%	1.49%[5]
Portfolio turnover rate	63%[3]	125%	77%	142%	91%[3]
Portfolio turnover rate[8]	21%[3]	64%	40%	83%	56%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2018, the years ended October 31, 2017, 2016 and 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2019, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2018, the years ended October 31, 2017, 2016 and 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $53,392, $123,485, $121,168, $163,323 and $137,383, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2018	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers Class N shares and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2018, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded

financial statements april 30, 2018	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

on the ex-dividend date. The Fund declared dividends in the amount of $346,600 and $1,564,712 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2018. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

The tax character of distributions paid during the years ended October 31, 2017 and 2016, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2017:	$795,101	$705,293	$1,500,394	$1,839,910	$–	$3,340,304
2016:	474,909	124,475	599,384	1,281,785	–	1,881,169

As of October 31, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$108,314	$697,168	$805,482	$–	$–	$2,111,043	$2,916,525
2016:	638,250	511,015	1,149,265	–	–	2,646,009	3,795,274

The Fund did not have a net capital loss carryforward at October 31, 2017.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

F.	Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the Fund incurred $193,156 under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2019, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2018, the Investment Adviser waived fees in the amount of $32,896 and $53,392 for Class N and Class I, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2018, Class N shares of the Fund incurred $17,233 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2018, the Fund incurred $18,823 in custody and fund accounting fees. These fees for the Fund were reduced by $686 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds

financial statements april 30, 2018	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2018, was $134. This amount is included under line item “Custody and Fund Accounting Fees” in the Statement of Operations.

E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2018, the Fund incurred $27,292 in independent Trustee compensation and reimbursements.
F.	Affiliated Ownership. As of April 30, 2018, BBH is the owner of record of 20.0% of the total outstanding shares of the Fund.
4.	Investment Transactions. For the six months ended April 30, 2018, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $105,405,272 and $63,069,410, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,366,622	$14,015,025	453,720	$4,704,644
Shares issued in connection with reinvestments of dividends	29,977	308,896	61,745	633,673
Proceeds from short-term redemption fees	N/A	194	N/A	118
Shares redeemed	(268,792)	(2,766,681)	(1,188,349)	(12,342,086)
Net increase (decrease)	1,127,807	$11,557,434	(672,884)	$(7,003,651)
Class I
Shares sold	4,356,078	$44,599,315	1,700,059	$17,624,316
Shares issued in connection with reinvestments of dividends	56,921	586,464	73,690	761,026
Proceeds from short-term redemption fees	N/A	N/A	N/A	28
Shares redeemed	(1,628,640)	(16,687,518)	(1,227,128)	(12,610,972)
Net increase	2,784,359	$28,498,261	546,621	$5,774,398

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2018 and the year ended October 31, 2017. Specifically:

During the six months ended April 30, 2018, 1,280 shares of Class I were exchanged for 1,279 shares of Class N valued at $13,451.

During the year ended 2017, 506,895 shares of Class N were exchanged for 507,378 shares of Class I valued at $5,342,523.

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the

financial statements april 30, 2018	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2018 (unaudited)

Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for years, and interim periods within those years, beginning after December 15, 2018. Management is currently evaluating the application of ASU 2017-08 and its impact, if any, on the Fund’s financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2018 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2018 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2018	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2018 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class N
Actual	$1,000	$991	$3.21
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018[1]
Class I
Actual	$1,000	$991	$2.47
Hypothetical[2]	$1,000	$1,022	$2.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.50% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2018 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2017 and an in-person meeting on December 11, 2017, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 11, 2017 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund’s shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

financial statements april 30, 2018	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information during the November and December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed the report’s findings with representatives of the independent third party who compiled the comparative report and discussed the positioning of the Fund relative to its selected peer category. In reviewing the Fund’s

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

performance, the Board noted the Fund had outperformed as compared to a selection of peer category for the 1-, 2- and 3-year periods ended September 30, 2017. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the contractual fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the waiver. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by an independent third party, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-month period ended September 30, 2017 and the prior four years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

financial statements april 30, 2018	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2018 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST
April 30, 2018 (unaudited)

Conflict of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2018	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH& Co. could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the

financial statements april 30, 2018	37

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker- dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH. BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

38

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

financial statements april 30, 2018	39

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2018 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

40

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title: President (Principal Executive Officer)

Date: July 9, 2018

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 9, 2018